As filed with the Securities and Exchange Commission on July 6, 2017

Securities Act File No. 333-135714

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549.

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     ☒

Pre-Effective Amendment No.      ☐

Post-Effective Amendment No.      ☐

MSS Series Trust

(Exact Name of Registrant as Specified in Charter)

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

(Address of Principal Executive Offices) (Zip Code)

(440) 922-0066

(Registrant’s Telephone Number, including Area Code)

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

(Name and Address of Agent for Service)

____________________

JoAnn Strasser
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, Ohio 43215 614-469-3264 (phone)
614-469-3361 (fax)

______________________

Title of securities being registered:  Shares of a series of the Registrant

No filing fee is required because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of shares.

Approximate date of proposed public offering:  As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

It is proposed that this filing become effective on 30 days after filing date pursuant to Rule 488 under the Securities Act of 1933, as amended.

CCA AGGRESSIVE RETURN FUND

A SERIES OF CCA INVESTMENTS TRUST

8000 Town Centre Drive, Suite 400

 Broadview Heights, Ohio 44147

July 6, 2017

Dear Shareholder:

We wish to provide you with some important information concerning your investment.  You are receiving this Combined Information Statement/Prospectus because you own shares of the CCA Aggressive Return Fund, a series of the CCA Investments Trust (“CCA Trust”).  The Board of Trustees of CCA Trust, after careful consideration, has approved the reorganization (the “Reorganization”) of the CCA Aggressive Return Fund, a series of CCA Trust (the “Existing Fund”), into the CCA Aggressive Return Fund, a series of MSS Series Trust (“MSS”) (the “New Fund”).  The Existing Fund and the New Fund are sometimes each referred to separately as a “Fund”, and together as the “Funds.”  The series surviving the Reorganization, the New Fund, will be referred to herein as the “New Fund.”  The Existing Fund and New Fund have identical investment objectives and principal investment strategies.  As a general matter, we believe that after the Reorganization, the New Fund will provide you with an identical investment objective and investment strategies, the opportunity to maintain your investment in the strategy on a tax free basis, portfolio management efficiencies, and provide the Fund increased opportunities for asset growth.  The enclosed document is purely for informational purposes.  You are not being asked to vote or take action on any matter.

Checchi Capital Fund Advisers, LLC (“CCFA”) serves as the Existing Fund’s investment adviser, and Checchi Capital Advisers, LLC (“CCA”) serves as its sub-adviser.  CCFA believes the shareholders of the Funds will benefit from the Reorganization where CCA will serve as the investment adviser to the New Fund.

A Combined Information Statement and Prospectus (the “Information Statement”) are enclosed.  Also enclosed is the Statement of Additional Information to the Information Statement, which should be read in conjunction with the Information Statement and provides additional information about the Reorganization.

The Board of the CCA Trust concluded that the Reorganization is in the best interests of the Existing Fund and the shareholders.  In approving the Reorganization, the CCA Trust Board considered, among other things, the similarities between the Funds’ investment objectives and strategies, the expected portfolio management efficiencies for the New Fund, and the terms and conditions of the Reorganization.  The Board also considered that it is not anticipated that the Reorganization will have any tax consequences for shareholders.

The Agreement and Plan of Reorganization (the “Plan of Reorganization) provides that the Existing Fund will transfer all of its assets and liabilities to the New Fund.  In exchange for the transfer of these assets and liabilities, the New Fund will simultaneously issue shares to the Existing Fund in an amount equal in value to the net asset value of the Existing Fund’s shares as of the close of business on the business day preceding the foregoing transfers. These transfers are expected to occur on or about August 31, 2017 (the “Closing Date”).  Immediately after the Reorganization, the Existing Fund will make a liquidating distribution to its shareholders of the New Fund shares received, so that a holder of shares in the Existing Fund at the Closing Date of the Reorganization will receive a number of shares of the New Fund with the same aggregate value as the shareholder had in the Existing Fund immediately before the Reorganization. Shareholders who own any class of shares of the Existing Fund will receive Institutional Class shares of the New Fund.

Following the Reorganization, the Existing Fund will cease operations as a separate series of the CCA Trust.  Shareholders of the Existing Fund will not be assessed any sales charges, redemption fees or any other shareholder fee in connection with the Reorganization.  In addition, we do not expect the Reorganization to cause the shareholders of the Existing Fund to recognize any federally taxable gains or losses.

The Board of Trustees of CCA Investments Trust, on behalf of the Existing Fund, has approved the proposed Reorganization, at the request of CCA and CCFA.  Likewise, the Board of Trustees of MSS Series Trust has

authorized and formed the New Fund and approved an investment advisory agreement with CCA to serve as the New Fund’s investment adviser.

More information on the New Fund, reasons for the proposed Reorganization and benefits to the Existing Fund’s shareholders is contained in the enclosed Information Statement.  You should review the Information Statement carefully and retain it for future reference.  Shareholder approval is required to effect the Reorganization, and shareholders constituting at least a majority of the Existing Fund, as of June 28 (the “Record Date”) have already approved the Agreement and Plan of Reorganization.

NO ACTION ON YOUR PART IS REQUIRED TO EFFECT THE REORGANIZATION.

Sincerely,

Adam D. Checchi

QUESTIONS AND ANSWERS

We recommend that you read the complete Combined Information Statement/Prospectus.  The following Questions and Answers provide an overview of the key features of the Reorganization and of the information contained in this Combined Information Statement/Prospectus.

Q.           What is this document and why did we send it to you?

A.       This is a Combined Information Statement/Prospectus that provides you with information about a plan of reorganization between the CCA Aggressive Return Fund, a series of the CCA Investments Trust (“CCA Trust”) (the “Existing Fund”) and the CCA Aggressive Return Fund, a series of the MSS Series Trust (“MSS”) (the “New Fund”).  The Existing Fund and the New Fund are sometimes each referred to separately as a “Fund”, and together as the “Funds.”  The Funds pursue identical investment objectives and investment strategies.  When the reorganization (the “Reorganization”) is completed, your shares of the Existing Fund will be exchanged for shares of the New Fund, and the Existing Fund will be terminated as a series of the CCA Trust.  Please refer to the Combined Information Statement/Prospectus for a detailed explanation of the Reorganization, and a more complete description of the New Fund.

You are receiving this Combined Information Statement/Prospectus because you own shares of the Existing Fund as of June 28, 2017 (“Record Date”).  The Reorganization has been approved by shareholders holding the majority of the Existing Fund, Therefore, does the Reorganization not require further approval by you or by shareholders of either the New Fund, and you are not being asked to vote.

Q.   Has the Board of Trustees approved the Reorganization?

A.    Yes, the Board of Trustees of CCA Trust has approved the Reorganization.  The Board has determined that the Reorganization is in the best interests of the shareholders of the Existing Fund.

Q.           What will happen to my existing shares?  Will my expenses remain the same?

A.          Your shares of the Existing Fund will be exchanged for shares of the New Fund.  The Existing Fund currently has one share class: Institutional Class shares.  The New Fund has one share class.  Shareholders of the Existing Fund will receive Institutional class shares of the New Fund.  You will not pay any sales charges in connection with the Reorganization.  Although the price of the new shares of the New Fund may be different from the price of your current shares of the Existing Fund, the new shares you receive will have the same total value as your current shares immediately prior to the Reorganization so that the value of your investment will remain exactly the same.

Your estimated total expenses of an investment in the New Fund will be identical to the current expenses of Institutional Class shares of the Existing Fund.  The Board has determined that Existing Fund shareholders may benefit by remaining invested in an open-end fund and avoid the tax consequences of liquidating or otherwise disposing of their shares.  Checchi Capital Advisers, LLC, the New Fund’s investment adviser (“CCA”), will be paid a fee equal to 0.75% of the New Fund's average daily net assets which is identical to the management fee currently paid by the Existing Fund.  Additionally, the Existing Fund’s adviser has, and CCA with respect to the New Fund will, contractually agreed to reduce its fees and to reimburse expenses, at least through August 31, 2018 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any 12b-1 fees, acquired fund fees and expenses, interest expenses, dividend expenses on short sales, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) will not exceed 0.90% of the average daily net assets attributable to the Fund.

Q.           How will the Reorganization affect me as a shareholder?

A.           Upon the closing of the Reorganization, Existing Fund shareholders will become shareholders of the New Fund. With the Reorganization, all of the assets and the liabilities of the Existing Fund will be combined with those of the New Fund.  Shareholders of each share class of the Existing Fund will receive Institutional Class shares of the New Fund.  You will not pay any sales charges in connection with the Reorganization.  An account will be created for each shareholder that will be credited with shares of the New Fund with an aggregate net asset value equal to the aggregate net asset value of the shareholder’s Existing Fund shares at the time of the Reorganization.

The number of shares a shareholder receives (and thus the number of shares allocated to a shareholder) will depend on the relative net asset values per share of the Funds immediately prior to the Reorganization.  Thus, although the aggregate net asset value in a shareholder’s account will be the same, a shareholder may receive a greater or lesser number of shares than it currently holds in the Existing Fund.  No physical share certificates will be issued to shareholders.  As a result of the Reorganization, an Existing Fund shareholder may hold a smaller percentage of ownership in the New Fund than such shareholder held in the Existing Fund prior to the Reorganization.

Q.   Are the Funds’ Objectives and Strategies Different?

A.

No.  The investment objectives and strategies of both the Existing Fund and the New Fund are identical.

Q.           When will the Reorganization occur?

A.         The Reorganization is expected to take effect on or about August 31, 2017, or as soon as possible thereafter.

Q.           Who will pay for the Reorganization?

A.         The costs of the Reorganization will be borne by CCA, the New Fund’s investment advisor.  The costs of the Reorganization are expected to be approximately $[  ].

Q.           Will the Reorganization result in any federal tax liability to me?

A.         The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization.  If the Reorganization so qualifies, shareholders of the Existing Fund will not recognize a gain or loss in the respective transactions.  There is not expected to be any portfolio repositioning in connection with the Reorganization.

Q.           Can I redeem my shares of the Existing Fund before the Reorganization takes place?

A.         Yes.  You may redeem your shares at any time before the Reorganization takes place, as set forth in the Existing Fund’s prospectus.  If you choose to do so, your request will be treated as a normal exchange or redemption of shares. Shares that are held as of August 31, 2017 will be exchanged for shares of the New Fund.

Q.          Will shareholders have to pay any sales load, commission or other similar fee in connection with the Reorganization?

A.          No.  Shareholders will not pay any sales load, commission or other similar fee in connection with the Reorganization.

Q.           Are there differences in front-end sales loads or contingent deferred sales charges?

A.          No.  The New Fund will not charge a front end or contingent deferred load.  No Existing Fund shareholder will be charged a load or fee for the exchange of their shares in connection with Reorganization.

Q.

Who should I call with questions about the Reorganization?

A.

If you have any questions about the Reorganization, Plan, Information Statement or the proxy card, please do not hesitate to call 1-800-595-4866.

Important additional information about the Reorganization is set forth in the accompanying Combined Information Statement/Prospectus.  Please read it carefully.

INFORMATION STATEMENT FOR

CCA AGGRESSIVE RETURN FUND, A SERIES OF CCA INVESTMENTS TRUST

8000 Town Centre Drive, Suite 400

 Broadview Heights, Ohio 44147

PROSPECTUS FOR

CCA AGGRESSIVE RETURN FUND, A SERIES OF MSS SERIES TRUST

8000 Town Centre Drive, Suite 400

BROADVIEW HEIGHTS, OHIO 44147

DATED JUNE 6, 2017

RELATING TO THE REORGANIZATION OF

CCA AGGRESSIVE RETURN FUND

WITH AND INTO

CCA AGGRESSIVE RETURN FUND

This Combined Information Statement/Prospectus is furnished to you as a shareholder of CCA Aggressive Return Fund (the “Existing Fund”), a series of CCA Investments Trust, an Ohio business trust (the “CCA Trust”).  As provided in the Agreement and Plan of Reorganization (the “Plan of Reorganization”), the Existing Fund will be reorganized into the CCA Aggressive Return Fund, a series of MSS Series Trust (“MSS”), an Ohio business trust (the “New Fund”) (the “Reorganization”).  The enclosed document is purely for informational purposes.  The Reorganization has already been approved via written consent by a majority of the Existing Fund Shareholders.  You are not being asked to vote or take action on any matter.

 The Plan of Reorganization provides that the Existing Fund will transfer all of its assets and liabilities to the New Fund.  In exchange for the transfer of these assets and liabilities, the New Fund will simultaneously issue shares to the Existing Fund in an amount equal in value to the net asset value of the Existing Fund’s shares as of the close of business on the business day preceding the foregoing transfers.  These transfers are expected to occur on or about August 31, 2017 (the “Closing Date”).

Immediately after the transfer of the Existing Fund's assets and liabilities, the Existing Fund will make a liquidating distribution to its shareholders of the New Fund shares received, so that a holder of shares in the Existing Fund at the Closing Date of the Reorganization will receive a number of shares of the New Fund with the same aggregate value as the shareholder had in the Existing Fund immediately before the Reorganization.  At the Closing Date of the Reorganization, shareholders of the Existing Fund will become shareholders of the New Fund.

Each of MSS and CCA Investments Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  CCA Investments Trust is an Ohio statutory trust.  MSS is an Ohio business trust.  Checchi Capital Fund Advisers, LLC (“CCFA”) is the investment adviser to the Existing Fund.  Checchi Capital Advisers, LLC (“CCA”) is the investment sub-adviser to the Existing Fund.  CCFA believes the shareholders of the Existing Fund will benefit from the Reorganization where CCA will serve as the investment adviser to the New Fund.  Mutual Shareholder Services, LLC ("MSS LLC"), 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147-4003, currently acts as the transfer agent ("Transfer Agent") for the Exiting Fund and will also serve as the Transfer Agent for the New Fund.  MSS LLC maintains the records of the shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions.  In addition, MSS LLC provides the both Funds with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services, and Empirical Administration, LLC provides administration services to the Funds. Arbor Court Capital, LLC is the principal distributor of the Existing Fund and will be the principal distributor of the New Fund.

As explained in greater detail below, the approval of this proposal by the majority shareholders of the Existing Fund, in effect, ratifies or approves action taken by the Board of MSS, on behalf of the New Fund to approve an investment advisory agreement with CCA.  The sole initial shareholder of the New Fund will provide initial shareholder approval of these agreements.

This Information Statement contains information you should know regarding the  Reorganization.  Please read this Information Statement and keep it for future reference.  If you need additional copies of this Information Statement, please contact the Existing Fund at 1-800-595-4866 or in writing at, 8000 Town Centre Drive, Broadview Heights, Ohio  44147.  Additional copies of this Information Statement will be delivered to you promptly upon request.  For a free copy of the CCA Aggressive Return Fund’s annual report for the fiscal year ended November 30, 2016 or semi-annual report for the period ended May 31, 2017, please contact the Existing Fund at 1-800-595-4866, at www.ccafunds.com, or in writing at, 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147.

This Information Statement/Prospectus sets forth concisely the information that a shareholder of the Existing Fund should know before voting on the Reorganization and should be retained for future reference.  Certain additional relevant documents listed below, which have been filed with the U.S. Securities and Exchange Commission (the "SEC"), are incorporated in whole or in part by reference.  (That means that those documents are considered legally to be part of this Information Statement/Prospectus).  A Prospectus (as supplemented from time to time) and Statement of Additional Information for the Existing Fund, dated March 29, 2017, as supplemented May 19, 2017,  indirectly relating to this Information Statement/Prospectus and including certain financial information about the Existing Fund, has been filed with the SEC and is incorporated in its entirety into this Information Statement/Prospectus.  A copy of the Prospectus and Statement of Additional Information is available upon request and without charge by calling the Existing Fund toll-free at 1-800-595-4866.  For a detailed discussion of the investment objectives, policies, risks and restrictions of the Existing Fund, see the Prospectus for the Fund dated March 29, 2017, as supplemented May 19, 2017.

The Existing Fund’s Prospectus dated March 29, 2017 and Annual Report to Shareholders for the fiscal year ended November 30, 2016, containing audited financial statements and a semi-annual report to shareholders for the period ended May 31, 2017, have been previously mailed to shareholders.  Copies of these documents are available upon request and without charge by writing to CCA Investments Trust, through the Internet at www.ccafunds.com or by calling 1-800-595-4866.

This Information Statement will be mailed on or about August 7, 2017 to shareholders of record of the Existing Fund as of June 28, 2017 (the “Record Date”).

Copies of these materials and other information about the MSS, CCA Investments Trust, the Existing Fund and the New Fund are available upon request and without charge by writing to the address below or by calling the telephone numbers listed as follows:

For inquiries regarding the Existing Fund:	For inquiries regarding the New Fund or MSS:
CCA Aggressive Return Fund 8000 Town Centre Drive, Suite 400 Broadview Heights, Ohio 44147 1-800-595-4866	CCA Aggressive Return Fund 8000 Town Centre Drive, Suite 400 Broadview Heights, Ohio 44147 1-800-595-4866

THIS COMBINED PROSPECTUS/INFORMATION STATEMENT IS EXPECTED TO BE SENT TO SHAREHOLDERS ON OR ABOUT JULY 7, 2017.

WE ARE NOT ASKING YOU FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND US A PROXY.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION NOT CONTAINED IN THIS COMBINED PROSPECTUS/INFORMATION STATEMENT AND, IF SO GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED. THIS COMBINED PROSPECTUS/INFORMATION STATEMENT DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY SECURITIES IN ANY JURISDICTION IN WHICH, OR TO ANY PERSON TO WHOM, IT IS UNLAWFUL TO MAKE SUCH OFFER OR SOLICITATION.

NEITHER THE SEC NOR ANY STATE REGULATOR HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS COMBINED PROSPECTUS/INFORMATION STATEMENT.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

SUMMARY	9

Investment Objectives and Principal Investment Strategies	10
Fees and Expenses	10
Portfolio Turnover	12
Federal Tax Consequences	12
Purchase, Exchange, Redemption, Transfer and Valuation of Shares	12
Principal Investment Risks	12

COMPARISON OF THE EXISTING FUND AND NEW FUND	12

Investment Objectives and Principal Investment Strategies	12
Comparison of Investment Objectives and Principal Investment Strategies	13
Fundamental Investment Policies	13
Risks of the Funds	15
Performance History	17
Management of the Funds	18
Portfolio Manager	19
Other Service Providers	20
Purchase, Exchange, Redemption, Transfer and Valuation of Shares	21
Frequent Purchases and Redemption of Fund Shares	22
Dividends, Distributions and Taxes	23
Payments to Broker-Dealers and Other Financial Intermediaries	24

FINANCIAL HIGHLIGHTS	24

INFORMATION RELATING TO THE REORGANIZATION	24

Description of the Reorganization	24
Terms of the Reorganization	25
Reasons for the Reorganization	25
Federal Income Taxes	25
Expenses of the Reorganization	26
Continuation of Shareholder Accounts and Plans; Share Certificates	26

OTHER INFORMATION	26

Capitalization	26
Shareholder Information	27
Shareholder Rights and Obligations	27
Shareholder Proposals	27

EXHIBIT A: AGREEMENT AND PLAN OF REORGANIZATION	A-1

EXHIBIT B: FINANCIAL HIGHLIGHTS	2

SUMMARY

The following is a summary of certain information contained elsewhere in this Combined Information Statement/Prospectus and is qualified in its entirety by references to the more complete information contained herein.  Shareholders should read the entire Combined Information Statement/Prospectus carefully.

Each of MSS Series Trust (“MSS”) and CCA Investments Trust (“CCA Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  CCA Trust and MSS are each an Ohio business trust.  MSS and CCA Trust are open-end management investment companies registered with the SEC.  The Existing Fund is organized as separate series of the CCA Investments Trust.  The New Fund is organized as a separate series of MSS.  The New Fund and the Existing Fund both seek to provide long-term total return.

Checchi Capital Fund Advisers, LLC (“CCFA”) is the investment adviser to the Existing Fund.  Checchi Capital Advisers, LLC (“CCA”) is the investment sub-adviser to the Existing Fund.  CCFA and the CCA Trust Board of Trustees believe the shareholders of the Existing Fund will benefit from the Reorganization where CCA will serve as the adviser to the New Fund.  Adam Checchi and Samuel Pfister of CCA serve as the Existing Fund’s Portfolio Managers, and are expected to continue the day-to-day management of the New Fund following the Reorganization.

NO SHAREHOLDER VOTE WILL BE TAKEN WITH RESPECT TO THE MATTERS DESCRIBED IN THIS INFORMATION STATEMENT.  WE ARE NOT ASKING YOU FOR A PROXY AND YOU ARE NOT REQUESTED TO SEND US A PROXY.

The Reorganization.

Background.   The Board of CCA Trust, including the Trustees who are not “interested persons” of the Trust (as defined in the 1940 Act) (the “Independent Trustees”), on behalf of the Existing Fund,  has approved a plan of reorganization on such terms as presented in the Agreement and Plan of Reorganization (the “Plan of Reorganization”), and concluded that the Reorganization would be in the best interests of the Existing Fund and its shareholders, and that the interests of existing shareholders in the Existing Fund will not be diluted as a result of the transactions contemplated by the Reorganization or suffer any unfair burden as a result of the Reorganization.  The Board, including all of the Independent Trustees, concluded, based upon the factors and determinations summarized above, that completion of the Reorganization is advisable and in the best interests of the shareholders of the Fund, and that the interests of the shareholders of each Fund will not be diluted as a result of the Reorganization.

The Proposed Reorganization. The Plan of Reorganization provides for:

•

the transfer of substantially all of the assets and the liabilities of the Existing Fund to the New Fund in exchange for shares of the New Fund;

•

the distribution of such shares to the Existing Fund’s shareholders; and

•

the termination of the Existing Fund as a separate series of the CCA Trust.

If the proposed Reorganization is completed, the New Fund will acquire substantially all of the assets and the liabilities of the Existing Fund, and shareholders of the Existing Fund will receive shares of the New Fund with an aggregate net asset value equal to the aggregate net asset value of the Existing Fund shares that the shareholders own immediately prior to the Reorganization.

In approving the Plan of Reorganization, the CCA Trust Board, on behalf of the Existing Fund, including the Independent Trustees, determined that the Reorganization is in the best interests of the Existing Fund and that the interests of the Existing Fund shareholders will not be diluted as a result of the Reorganization.  Before reaching this conclusion, the Board engaged in a thorough review process relating to the proposed Reorganization.  The Board approved the Reorganization at a meeting held on April 11, 2017.

The factors considered by the CCA Trust Board with regard to the Reorganization include, but are not limited to, the following:

•

after the Reorganization, shareholders will be invested in a New Fund with substantially similar principal investment strategies;

•

the same portfolio managers that currently manages the Existing Fund are expected to manage the New Fund following the closing of the Reorganization;

•

the Reorganization will allow shareholders to maintain their investment in an open end mutual fund;

•

the Reorganization is not expected to result in any tax consequence to shareholders;

•

the New Fund will have the same advisory fee as the Existing Fund;

•

the Funds and their shareholders will not bear any of the costs of the Reorganization; and

•

the Existing Fund shareholders will receive New Fund shares with the same aggregate net asset value as their Existing Fund shares.

The determinations on behalf of the Existing Fund were made on the basis of each Board member’s business judgment after consideration of all of the factors taken as a whole, though individual Board members may have placed different weight on various factors and assigned different degrees of materiality to various conclusions.

Tax Consequences

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization.  If the Reorganization so qualifies, shareholders of the Existing Fund will not recognize a gain or loss in the transaction.  Nevertheless, the sale of securities by the Existing Fund prior to its Reorganization, whether in the ordinary course of business or in anticipation of the Reorganization, could result in a taxable capital gains distribution prior to the Reorganization.  There is not expected to be any portfolio repositioning in connection with the Reorganization.

Investment Objectives and Principal Investment Strategies

The New Fund’s and Existing Fund’s objective is to seek to provide long-term total return.  Other than the investment advisory structure, there is no difference in the strategy or objective of the Funds.  For a comparison of each Fund's investment objectives and principal investment strategies, see "Investment Objectives" below.  For information on risks, see “Comparison of the Existing Fund and New Fund — Risks of the Funds”, below.

Fees and Expenses

As an investor, shareholders pay fees and expenses to buy and hold shares of the Fund.  Shareholders may pay shareholder fees directly when they buy or sell shares.  Shareholders pay annual fund operating expenses indirectly because they are deducted from Fund assets.  The following tables allow you to compare the shareholder fees and annual fund operating expenses as a percentage of the aggregate daily net assets of each Fund that you may pay for buying and holding shares of the Fund.  The Existing Fund’s expenses are based upon the most recent audited financial statements as of November 30, 2016.

Shareholder Fees (fees paid directly from your investment):

	Existing Fund Institutional Shares	New Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	None	None
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase, if applicable)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	Existing Fund Institutional Shares	New Fund
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	None	None
Other expenses	0.88%	0.88%
Acquired Fund Fees and Expenses[1]	0.23%	0.23%
Total Annual Fund Operating Expenses [3]	1.86%	1.86%
Fee Waiver and/or Expense Reimbursement	(0.73)% [2]	(0.73)% [3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement [4]	1.13%	1.13%

1 Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

2 The Existing Fund's adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through March 31, 2018 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any 12b-1 fees, acquired fund fees and expenses, interest expenses, dividend expenses on short sales, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) will not exceed 0.90% of the average daily net assets attributable to the Fund.  These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the end of the fiscal year in which the waiver or reimbursement occurs, if such recoupment can be achieved within the foregoing expense limits.  This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the Fund's adviser.

3  The New Fund's adviser has contractually agreed to reduce its fees and to reimburse expenses for at least one year from the effective date of the New Fund’s registration statement, to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any 12b-1 fees, acquired fund fees and expenses, interest expenses, dividend expenses on short sales, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) will not exceed 0.90% of the average daily net assets attributable to the Fund.  These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after date the waiver or reimbursement occurs, if such recoupment can be achieved within the foregoing expense limits.  This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the Fund's adviser.

4 Because the New Fund has not yet commenced operations, some expenses, including other expenses, are estimated. Accordingly, Total Fund Operating Expenses is estimated.

EXAMPLES

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Existing Fund – Institutional Class	$115	$514	$938	$2,120
New Fund	$115	$514	$938	$2,120

The Examples assume the Fund's operating expenses for the one-year period are calculated net of any fee waivers and/or expenses reimbursed, and the Fund's operating expenses for the three-year, five-year or ten-year periods, as applicable, do not reflect fee waivers and/or expenses reimbursed.

The Examples above should not be considered a representation of future expenses.  Actual expenses may be greater or less than those shown.

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund’s performance. During the most recent fiscal year, the Existing Fund’s portfolio turnover rate was 520% of the average value of its portfolio.

Federal Tax Consequences

It is expected that the Reorganization itself will be a tax-free reorganization under Section 368(a) of the Internal Revenue Code. Accordingly, no gain or loss is expected to be recognized by the Funds as a direct result of the Reorganization.

COMPARISON OF THE EXISTING FUND AND NEW FUND

Investment Objectives and Principal Investment Strategies

This section will help you compare the investment objectives and principal investment strategies of the Existing Fund with those of the New Fund.  This section also describes the key differences, if any, between the Funds.  Please be aware that this is only a brief discussion.  More complete information may be found in each Fund's prospectus.

The New Fund’s and Existing Fund’s objective is to seek to provide long-term total return.  Other than the investment advisory structure, there is no difference in the strategy or investment objective of the Funds.

Each Fund attempts to capture the performance of the riskier portion of the domestic and international equity and fixed income markets by employing an investment approach designed to focus on those securities that have the highest expected return sensitivity, as determined by CCA, the Existing Fund’s investment sub-adviser and New Fund’s investment adviser.  For this purpose, expected return sensitivity of a security is CCA’s estimation of the volatility of the security relative to the volatility of the global equity and fixed income markets.  CCA uses a proprietary scoring algorithm to rank the world’s investable equity and fixed income securities by expected return sensitivity.  CCA considers an equity security to be investable if the security is publicly traded and has a market capitalization of $50 million or more.  CCA considers a fixed income security to be investable if the security is rated CCC or higher by S&P or Caa2 or higher by Moody’s.  The algorithm uses fundamental and technical variables to score each security.  CCA periodically scores and ranks the securities in its universe of the world’s investable equity and fixed income securities, and divides the universe into market value deciles by score.  CCA will manage the New Fund to closely approximate the key characteristics of the top decile (i.e., the 10% of the world’s securities by market value that provide the highest expected return sensitivity based on the score).  For this purpose, CCA will invest in a sampling of securities that, in the aggregate, are selected to provide performance that corresponds generally to the performance of the top decile.  The securities in the top decile will change from time to time.  Every month, CCA will conduct its periodic scoring and ranking of the universe and modify the New Fund’s holdings accordingly.  The mix between equity and fixed income securities is expected to vary significantly from time to time, and it is possible for the New Fund to be 100% invested in either asset class at any time.

It is likely that a substantial portion of the New Fund’s equity investments will consist of securities of companies with smaller market capitalizations (including mid cap, small cap and micro-cap securities) in developed and emerging countries and that a substantial portion of the New Fund’s fixed income securities will consist of securities rated below investment grade (BB+ or lower by S&P and Ba1 or lower by Moody’s), or so called “junk bonds,” of companies in developed and emerging market countries.  The New Fund may invest in fixed income securities of any maturity or credit rating.  The New Fund may also invest in exchange traded funds (ETFs) to gain exposure to a geographic or other sector of the markets if CCA deems it is more efficient to do so than to invest in individual securities.

The Fund may borrow money from banks to help manage Fund inflows and outflows, such as to avoid having to sell portfolio investments in order to meet net redemptions.  The Fund also may borrow money from banks to make additional portfolio investments when the sub-adviser believes market conditions are appropriate.  The Fund may borrow an amount equal to as much as one-third of the value of its total assets (which includes the amount borrowed).

Comparison of Investment Objectives and Principal Investment Strategies

The Funds’ investment objective and their principal investment strategies are identical.  The Existing Fund is advised by CCFA and sub-advised by CCA.  The New Fund will be advised by CCA and the same portfolio managers will be responsible for the day to day management of the New Fund under CCA’s direction.  Other than the investment advisory structure, there is no difference in the strategy or objective of the Funds.

Fundamental Investment Policies

Each Fund has adopted the following investment restrictions that may not be changed without approval by a “majority of the outstanding shares” of the Fund which means the vote of the lesser of (a) 67% or more of the shares of the Fund represented at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Fund.

The Existing Fund and the New Fund have adopted the following fundamental investment limitations:

1.  Borrowing Money.  The Fund will not borrow money, except:  (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made.  This limitation does not preclude the Fund from entering into reverse repurchase transactions.

2.  Senior Securities.  The Fund will not issue senior securities.  This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

3.  Underwriting.  The Fund will not underwrite securities of other issuers, except  to the extent  a Fund may be deemed an underwriter under the Securities Act of 1933 by virtue of disposing of portfolio securities or when selling its own shares.

4.  Real Estate.  The Fund will not purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments.  This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate.  This limitation does not preclude the Funds from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

5.  Commodities.  The Fund will not purchase or sell commodities or commodity contracts except as may be permitted by the 1940 Act, or unless acquired as a result of ownership of securities or other investments.  This limitation does not preclude the Fund from purchasing, selling  and entering into financial futures contracts (including futures contracts on indices of securities, interest rates, and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments, including derivatives related to physical commodities; or purchasing or selling securities or other instruments backed by commodities; or purchasing or selling securities of companies that are engaged in a commodities business or have a significant portion of their assets in commodities.

6.  Loans.  The Fund will not make loans to other persons, except:  (a) by loaning portfolio securities; (b) by engaging in repurchase agreements; or (c) by purchasing debt securities.  For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

7.  Concentration.  The Fund will not invest 25% or more of its total assets in a particular industry or group of industries, except as permitted by the SEC.  This limitation does not apply to investments in securities issued or guaranteed by the U.S. government, or any of its agencies or instrumentalities, or repurchase agreements with respect thereto.

With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken.  This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

The Existing Fund and the New Fund have adopted the following non-fundamental investment limitations:

1.  Pledging.  The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above.  Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

2.  Borrowing.  The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than one-third of its total assets are outstanding.

3.  Margin Purchases.  The Fund will not purchase securities or evidences of interest thereon on "margin."  This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, or futures contracts.

4.  Illiquid Investments.  The Fund will not invest 15% or more of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

Comparison of Investment Policies.  The New Fund and Existing Fund are subject to the same Fundamental and Non-Fundamental Investment Policies.

Risks of the Funds

The Existing Fund and the New Fund are subject to the same risks. The primary risks of an investment in the Funds are shown below.

Adverse Market Conditions Risk.  The performance of the Fund is designed to correlate to the performance of a portion of the universe of investable securities throughout the world.  As a consequence, the Fund’s performance will suffer during conditions that are adverse to its investment goals.

Defaulted Securities Risk.  Repayment of defaulted securities and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or insolvency proceedings) is subject to significant uncertainties. Investments in defaulted securities and obligations of distressed issuers are considered speculative, as are junk bonds in general.

Emerging Market Risk.  The Fund intends to have exposure to developing countries or emerging markets, which countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights.  Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop.  Investments in emerging markets may be considered speculative.  Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors.  In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

ETF Risk.  Investments in ETFs involve duplication of investment advisory fees and certain other expenses. Investments in ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund.

Fixed Income Risk.  The Fund is also subject to bond risks, including interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that the Fund’s income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates.  The Fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income.  For mortgage-backed securities, this risk is known as prepayment risk.  Interest rates in the United States recently have been near or at historically low levels.  Consequently, the risks associated with rising interest rates may be heightened at this time.

Foreign Investment Risk. Foreign investments, including ADRs, may be riskier than U.S. investments for many reasons, such as changes in currency exchange rates and unstable political, social and economic conditions.

High Yield (Junk) Bond Risk.  Lower-quality fixed income securities, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Fund's share price.

Issuer Risk.  The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets.

Leverage Risk.  Borrowing magnifies the potential for losses and exposes the Fund to interest expenses on money borrowed.

Liquidity Risk.  The markets for certain lightly traded equity securities are often not as liquid as markets for larger capitalization equity securities.  For example, relatively few market makers support the secondary markets for certain equity securities and the trading volume is generally lower.  Accordingly, these secondary markets (generally or for a particular security) could contract under real or perceived adverse market or economic conditions.  These factors may have an adverse effect on the Fund's ability to dispose of particular portfolio investments and may limit the ability of the Fund to obtain accurate market quotations for purposes of valuing securities and calculating net asset value.

Management Risk.  The sub-adviser's dependence on its proprietary algorithm methodology and judgments about the securities in which the Fund invests may prove to be incorrect and may not produce the desired results.  The Fund is also subject to sampling risk, which is the chance that the securities selected for the Fund will not provide investment performance matching that of the Fund’s target allocation of the top decile of investable world securities that provide the highest expected return sensitivity.

Market Risk.  The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably.  Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets.  The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally.  The value of a security may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.  During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously.  The Fund may, at times, become focused in stocks of a particular sector, category, or group of companies.  Equity securities generally have greater price volatility than fixed income securities.

Portfolio Turnover Risk. A higher portfolio turnover may result in higher transactional and brokerage costs, and may also result in higher taxes.

REIT and Real Estate Risk. The Fund may invest in REITs.  The value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs.  Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual REITs in which the Fund invests.

Sector Risk.  Equity securities within the same sector (e.g. Technology) may decline in price due to sector-specific market or economic developments.

Smaller Company Risk.  Smaller cap equity securities (including micro-cap, small-cap and mid-cap) involve greater risk than investments in large-cap companies and may be very sensitive to changing economic conditions and market downturns because the issuers often have narrow markets, fewer product lines, and limited managerial and financial resources, resulting in volatile equity security prices and a limited ability to sell them at a desirable time or price.

Comparison of Risks.  The Existing Fund and the New Fund are subject to the same risks.

Performance History

The accompanying bar chart and table provide some indication of the risks of investing in the Funds. They show changes in the Existing Fund’s performance for each year since inception and the Fund’s average annual returns for the last one year and since inception compared to those of a broad-based securities market index and blended index comprised of several broad-based indices. Past performance does not necessarily indicate future performance.  No performance information is provided for the New Fund because it has not yet commenced operations.  To obtain performance information up to the most recent month end, call toll free 1-800-595-4866.

Existing Fund

The bar chart and performance table below show the variability of the Existing Fund's returns, which is some indication of the risks of investing in the Existing Fund.  The bar chart shows performance of the Existing Fund's Institutional Class shares for each full calendar year since the Existing Fund's inception.  The performance table compares the performance of the Existing Fund's share classes over time to the performance of certain broad-based securities market indices, as well as a blended benchmark index that is a composite of the broad-based indices.  You should be aware that the Existing Fund’s past performance (before and after taxes) may not be an indication of how the Existing Fund will perform in the future.  Updated performance information is available at no cost by visiting www.ccafunds.com or by calling 1-800-595-4866.

Institutional Class Annual Total Returns as of December 31st

Best Quarter:	12/31/2013	7.82%
Worst Quarter:	9/30/2015	-7.88%

Performance Table

Average Annual Total Returns

(For periods ended December 31, 2016)

	One Year	Since Inception (12/26/2012)*
Institutional Class*
Return before taxes	8.46%	2.87%
Return after taxes on distributions	8.27%	2.20%
Return after taxes on distributions and sale of Fund shares	4.79%	1.93%
Barclays Global Aggregate Bond Index***	2.09%	-0.80%
MSCI USA IMI Index	11.95%	13.63%
MSCI EAFE IMI Index	1.15%	4.49%
MSCI Emerging Markets IMI Index	9.90%	-2.13%
Blended Index****	4.81%	2.78%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Existing Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for only Institutional Class shares and after-tax returns for other classes will vary.

*The Institutional Class commenced operations on December 26, 2012.

***The Barclays Global Aggregate Bond Index is included as the primary benchmark because it is the broad-based securities market index that represents the largest portion of the new Blended Index.

***The Blended Index is a composite benchmark index consisting of 50% Barclays Global Aggregate Bond Index, 18% MSCI US Investable Market Index, 20% MSCI EAFE Investable Market Index, and 12% MSCI Emerging Markets Investable Market Index.  Barclays Global Aggregate Bond Index, a proxy for the Total Global Investment Grade Bond Market, is designed to measure the performance of the global investment grade bond markets.  MSCI USA IMI Index, a proxy of the Total U.S. Equity Market, is designed to measure the performance of the large, mid and small cap segments of the U.S. market.  MSCI EAFE IMI Index, a proxy for the Total Developed Equity Market excluding North America, is designed to measure the performance of the large, mid and small cap segments of the developed markets, excluding North America.  MSCI Emerging Markets IMI Index, a proxy for the Total Emerging Equity Market, is designed to measure the performance of the large, mid and small cap segments of the emerging markets.

Management of the Funds

Existing Fund

Adviser

Checchi Capital Fund Advisers, LLC (“CCFA”), 190 North Canon Drive, Suite 402, Beverly Hills, CA 90210, is the investment adviser to the Existing Fund. CCFA is registered as an investment adviser under the Investment Advisers Act of 1940.

Subject to the general oversight of the Board of Trustees of CCA Investments Trust (the “Board”), CCFA is directly responsible for making the investment decisions for the Existing Fund. CCFA delegates the day-to-day management of the  portfolio of the Existing Fund to CCA.  CCFA retains overall supervisory responsibility of the general management and investment of the Existing Fund’s assets.

CCFA receives an advisory fee at an annual rate equal to 0.75% of the Existing Fund’s average annual daily net assets and pays any subadvisory fees out of the fees it receives pursuant to the Investment Advisory Agreement. CCFA has contractually agreed to reduce its fees and to reimburse expenses, at least through March 31, 2018 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any 12b-1 fees, acquired fund fees and expenses, interest expenses, dividend expenses on short sales, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) will not exceed 0.90% of the average daily net assets attributable to the Fund (“Expense Cap”). The Expense Cap may only be raised or eliminated with the consent of the Board. CCFA may be reimbursed by the Existing Fund for fees waived and expenses reimbursed by CCFA pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement and does not cause the Total Annual Fund Operating Expense to exceed the current Expense Cap, or the Expense Cap in place at the time the fees were waived or expenses reimbursed. Total Annual Fund Operating Expenses will increase if exclusions from the Expense Cap apply. For the fiscal year ended November 30, 2016, CCFA waived its entire advisory fee for the Existing Fund.

A discussion summarizing the basis on which the Board approved the Investment Advisory Agreement with CCFA is available in the Existing Fund’s semi-annual report for the period ending May 31, 2017.

Sub-Adviser

The Existing Fund’s sub-adviser, Checchi Capital Advisers, LLC (“CCA”), 190 North Canon Drive, Suite 402, Beverly Hills, CA 90210 was founded in 2003 and provides investment management services for financial institutions, endowments and foundations, corporations, family offices and trusts, and individuals. Subject to authority of the Board and oversight by the adviser, CCA is responsible for  management of the   Existing Fund’s  investment portfolio according to its investment objective, policies and restrictions.

A discussion summarizing the basis on which the Board approved the Sub-Advisory Agreement with the CCFA and is available in the Existing Fund’s semi-annual report for the period ending May 31, 2017.

New Fund

Adviser

CCA will be the New Fund’s investment adviser.  Under the terms of the management agreement, CCA will be responsible for formulating the New Fund’s investment policies, making ongoing investment decisions and engaging in portfolio transactions.

Subject to the authority of the Board of Trustees of MSS, CCA will be responsible for management of the New Fund’s investment portfolio.  CCA will be responsible for selecting each of the New Fund's investments according to the New Fund's investment objective, policies and restrictions.  As of May 31, 2017, CCA had approximately $618 million in assets under management. Pursuant to an advisory agreement between MSS and CCA, CCA is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.75% of the New Fund’s average daily net assets.

CCA has contractually agreed to waive fees and/or reimburse expenses of the New Fund to the extent necessary to limit total annual fund operating expenses (excluding brokerage costs; underlying fund expenses; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes and extraordinary expenses) at least through August 31, 2018 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any 12b-1 fees, acquired fund fees and expenses, interest expenses, dividend expenses on short sales, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) will not exceed 0.90% of the average daily net assets attributable to the New Fund (“Expense Cap”). This agreement may only be terminated by the Board on 60 days written notice to CCA and upon the termination of the management agreement between the CCA Trust and CCA.  Fee waivers and expense reimbursements are subject to possible recoupment by the CCA from the New Fund in future years on a three-year basis (within the three years from the date of the waiver or reimbursement) if such recoupment can be achieved within the lesser of the expense limitation in place at the time of waiver/reimbursement and the expense limitation in place at the time of recapture.

Portfolio Managers

Existing Fund:  Adam Checchi and Sam Pfister.

Adam Checchi – Portfolio Manager and Managing Director

Adam Checchi is a Founding Partner and the Managing Director of CCA.  Mr. Checchi has over ten years of business experience in the investment business.  He previously worked as an investment banker at Goldman Sachs & Company. Mr. Checchi holds an M.B.A. from the Harvard Business School.

Sam Pfsiter – Portfolio Manager and Director of Analysis

Sam Pfister is a Founding Partner and Director of Analysis of CCA.     Mr. Pfister holds a Ph.D. in mechanical engineering from the California Institute of Technology

New Fund:  Adam Checchi and Sam Pfister.

Comparison:  Mr. Checchi and Mr. Pfister will continue to be primarily responsible for the day-to-day oversight and management of the New Fund.  They are well-versed in the New Fund’s investments and strategy.

Management of Other Accounts

The following table provides information regarding other accounts managed by the portfolio managers as of November 30, 2016:

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Adam Checchi	1 $11,114,371	2 $8,000,000	638 $46,000,000	0	0	0
Sam Pfister	1 $11,114,371	2 $8,000,000	631 $46,000,000	0	0	0

Conflicts of Interest. Actual or apparent conflicts of interest may arise when the portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. More specifically, portfolio managers who manage multiple funds and/or other accounts may be presented with the following conflicts:

•

The management of multiple client accounts may result in the portfolio manager devoting unequal time and attention to the management of the New Fund. CCA may seek to manage such competing interests for the time and attention of the portfolio manager by having the portfolio manager focus on a particular investment discipline.

•

If the portfolio manager identifies a limited investment opportunity which may be suitable for more than one account, the New Fund may be unable to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts. To deal with these situations, CCA has adopted procedures for allocating portfolio transactions across multiple accounts.

•

With respect to securities transactions for the New Fund, CCA determines which broker to use to execute each order, consistent with their duty to seek best execution of the transaction. However, with respect to certain other accounts (such as other pooled investment vehicles that are not registered mutual funds and other accounts managed for organizations and individuals), CCA may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, CCA may place separate, non-simultaneous transactions for the New Fund and another account which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the New Fund or the other account.

•

Finally, the appearance of a conflict of interest may arise if CCA has an incentive, such as a performance-based management fee, which relates to the management of one fund or account but not all funds and accounts with respect to which a portfolio manager has day-to-day management responsibilities.

CCA has adopted certain compliance procedures, which are designed to address these types of conflicts. CCA has developed and implemented policies and procedures designed to ensure that all clients are treated equitably. In addition, compliance oversight and monitoring ensures adherence to policies designed to avoid conflicts. CCA’s policies and procedures address trade aggregation and allocation. Typically when aggregating trades across funds and/or other accounts, the size of the trade for each fund and/or other account is determined by proportional size of the fund and/or other account and such determination is made pre-trade. Moreover, in aggregated trades each fund and/or other account receives the average share price and transaction costs are shared on a pro-rata basis. Additionally, given the nature of CCA’s investment process and the New Fund and/or other accounts, CCA’s investment management team services are typically applied collectively to the management of the New Fund and/or other accounts following the same strategy.

Compensation. CCA’s portfolio management teams are not based solely upon performance of the Funds managed by CCA. New Fund performance is not a determinative factor in compensation, as it might encourage investment decisions deviating from the New Fund's mandate. To mitigate the potential for conflict to have a team member favor one fund over another, CCA has established procedures, including policies to monitor trading and best execution for all funds and/or other accounts.  There is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Portfolio Manager Compensation

Existing Fund.  Each portfolio manager's compensation is based on salary and a discretionary bonus that is not tied to the performance of the Fund.  In the case of Mr. Checchi, he also receives a share of the profits of CCFA and CCA, as a beneficial owner of each firm.

New Fund.  Each portfolio manager's compensation will be based on salary and a discretionary bonus that is not tied to the performance of the Fund.  In the case of Mr. Checchi, he also receives a share of the profits of CCA and CCA, as a beneficial owner of each firm.

Disclosure of Securities Ownership.

Existing Fund.  As of November 30, 2016, the Portfolio Managers owned shares of the Existing Fund in the amounts reflected below:

Portfolio Manager	Dollar Range of Beneficial Ownership in the Fund as of November 30, 2016
Adam Checchi	over $100,000
Sam Pfister	None

New Fund.  Because the New Fund has not yet commenced operations, the Portfolio Managers do not own any shares of the New Fund.

Purchase, Redemption and Pricing Of Fund Shares

Share Classes

The Existing Fund currently offers one class of shares:  Institutional Class.  The New Fund will offer one class of shares: Institutional Class.

As discussed above under Fees and Expenses, the Institutional Class shares of both the New Fund and the Existing Fund are offered without an initial sales charge.  For the Existing Fund, the minimum initial and subsequent investment for Institutional Class shares is $100,000 and $100, respectively, for all accounts.  For the New Fund, the minimum initial investment is $100,000 for all accounts and the minimum subsequent investment is $100.

Additional information about the purchase, redemption and pricing of the New Fund’s shares can be found in the New Fund’s prospectus.  Each share of the New Fund represents interest in the portfolio of investments in the New Fund.

Each Fund prices purchases based upon the next determined offering price (net asset value plus applicable sales load) or net asset value after your order is received.  The net asset value ("NAV") and offering price (NAV plus any applicable sales charges) of each class of shares is determined at 4:00 p.m. (Eastern Time) on each day the New York Stock Exchange ("NYSE") is open for business.  NAV is computed by determining, on a per class basis, the aggregate market value of all assets of each Fund, less its liabilities, divided by the total number of shares outstanding ((assets-liabilities)/number of shares = NAV).  The NYSE is closed on weekends and New Year's Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV takes into account, on a per class basis, the expenses and fees of each Fund, including management, administration, and distribution fees (if any), which are accrued daily. The determination of NAV for a share class for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by each Fund (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

Frequent Purchases And Redemption Of Fund Shares

The New Fund and the Existing Fund have identical policies.

The Funds discourage and do not accommodate market timing. Frequent trading into and out of the Funds can harm all Fund shareholders by disrupting the Funds’ investment strategies, increasing Fund expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders. The Funds are designed for long-term investors and is not intended for market timing or other disruptive trading activities. Accordingly, the Funds' Board has approved policies that seek to curb these disruptive activities while recognizing that shareholders may have a legitimate need to adjust their Fund investments as their financial needs or circumstances change.  The Funds discourage excessive short-term trading in Fund shares and do not intend to accommodate such trading activity by investors.  The Funds consider excessive short-term trading to be any pattern of frequent purchases and redemptions of a Fund’s shares by an investor or group of investors, acting in concert, that could interfere with the efficient management of the Fund’s portfolio or result in increased brokerage and administrative costs.  The Funds currently uses several methods to reduce the risk of market timing. These methods include:

•

Committing staff to review, on a continuing basis, recent trading activity in order to identify trading activity that may be contrary to the Funds' "Market Timing Trading Policy”;

•

Rejecting or limiting specific purchase requests;

•

Rejecting purchase requests from certain investors; and

•

Charging a 2% redemption fee on shares sold within 60 days.

Though these methods involve judgments that are inherently subjective and involve some selectivity in their application, the Funds seek to make judgments and applications that are consistent with the interests of the Fund's shareholders.

Based on the frequency of redemptions in your account, the adviser or transfer agent may in its sole discretion determine that your trading activity is detrimental to the Funds as described in the Funds' Market Timing Trading Policy and elect to reject or limit the amount, number, frequency or method for requesting future purchases or exchange purchases of the Funds’ shares.

The Funds reserve the right to reject or restrict purchase requests for any reason, particularly when the shareholder's trading activity suggests that the shareholder may be engaged in market timing or other disruptive trading activities. Neither the Funds nor the adviser will be liable for any losses resulting from rejected purchase orders. The adviser may also bar an investor who has violated these policies (and the investor's financial advisor) from opening new accounts with the Funds.

Although the Funds attempt to limit disruptive trading activities, some investors use a variety of strategies to hide their identities and their trading practices. There can be no guarantee that the Funds will be able to identify or limit these activities. Omnibus account arrangements are common forms of holding shares of the Funds.  While the Funds will encourage financial intermediaries to apply the Funds' Market Timing Trading Policy to their customers who invest indirectly in the Funds, the Funds are limited in their ability to monitor the trading activity or enforce the Funds' Market Timing Trading Policy with respect to customers of financial intermediaries. For example, should it occur, the Funds may not be able to detect market timing that may be facilitated by financial intermediaries or made difficult to identify in the omnibus accounts used by those intermediaries for aggregated purchases, exchanges and redemptions on behalf of all their customers. More specifically, unless the financial intermediaries have the ability to apply the Funds' Market Timing Trading Policy to their customers through such methods as implementing short-term trading limitations or restrictions and monitoring trading activity for what might be market timing, the Funds may not be able to determine whether trading by customers of financial intermediaries is contrary to the Funds' Market Timing Trading Policy. Brokers maintaining omnibus accounts with the Funds have agreed to provide shareholder transaction information to the extent known to the broker to the Fund upon request. If the Funds or their transfer agent or shareholder servicing agent suspects there is market timing activity in the account, the Funds will seek full cooperation from the service provider maintaining the account to identify the underlying participant. At the request of the adviser, the service providers may take immediate action to stop any further short-term trading by such participants.

The Funds and the adviser reserve the right to modify or eliminate the redemption fee at any time. If there is a material change to the Funds' redemption fee, the Funds will notify you at least 60 days prior to the effective date of the change.  The Funds and the adviser also reserve the right to waive the redemption fee for any shareholder if the circumstances warrant.

Dividends, Distributions And Taxes

Distributions and Dividend Reinvestments.  Each Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders. Each Fund intends to distribute dividends and capital gains at least annually. These distributions are automatically reinvested in the Fund from which they are paid unless you request cash distributions on your application or through a written request to the Funds.

Taxes.  Please consult your tax adviser regarding your specific questions about federal, state and local income taxes.  Below is a summary of some important tax issues that affect the Funds and their shareholders.  This summary is based on current tax laws, which may change.  This summary is not applicable to the tax consequences of the Reorganization. The tax-free nature of the Reorganization is discussed above.

Each Fund has qualified, or intends to qualify, to be treated as a regulated investment company under the Code.  To remain qualified as a regulated investment company, the Funds must distribute 90% of their taxable and tax-exempt income and diversify their holdings as required by the 1940 Act and the Code.  While so qualified, so long as each Fund distributes all of its net investment company taxable and tax-exempt income and any net realized capital gains to the shareholders, it is expected that the Funds will not be required to pay any federal income taxes on the amounts distributed to shareholders.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually.  The dividends and distributions that shareholders receive may be subject to federal, state and local taxation, depending upon your tax situation.  Distributions received from the Funds may be taxable whether or not shareholders reinvest them.

Income and short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held the Funds’ shares.  To the extent that underlying income of the Funds consists of qualified dividend income, income distributions received by individual shareholders of the Funds may be subject to federal income tax at the individual shareholder’s applicable tax rate for long-term capital gains.  To the extent that income distributions received by corporate shareholders of the Funds consist of dividends, the corporate shareholders may qualify for a dividends received deduction.  Long-term capital gains distributed to you are taxable as long-term capital gains for federal income tax purposes regardless of how long you have held the Funds’ shares.

Each sale or exchange of the Funds’ shares may be a taxable event.  For tax purposes, an exchange of shares of one Fund for shares of another Fund is treated the same as a sale.  You will receive an annual statement outlining the tax status of your distributions.  You will also receive written notices of certain foreign taxes and distributions paid by the Funds during the prior taxable year.

Under current law, certain U.S. shareholders, including individuals and estates and trusts, are subject to an additional 3.8% Medicare tax on all or a portion of their “net investment income,” generally including dividends from the Fund and net gains from the disposition of shares of the Fund. U.S. shareholders are urged to consult their own tax advisors regarding the implications of the additional Medicare tax resulting from an investment in the Fund.

Shareholders with tax-advantaged or other retirement accounts generally will not be subject to federal taxation on income and capital gain distributions until distributions from the retirement account are received.  Shareholders should consult their tax adviser regarding the rules governing their own retirement plan.

Payments to Broker-Dealers and Other Financial Intermediaries.

If you purchase either Fund’s shares through a broker-dealer or other financial intermediary (such as a bank), the Funds and their related companies may pay the intermediary for the sale of the Funds’ shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Funds over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FINANCIAL HIGHLIGHTS

The fiscal year end of the Existing Fund is November 30.  The fiscal year end for the New Fund will be November 30.  The financial highlights of the Existing Fund are included with this Combined Information Statement/Prospectus as Exhibit B.  Because the New Fund has not yet commenced operations, no Financial Highlights are available at this time.

INFORMATION RELATING TO THE REORGANIZATION

Description of the Reorganization

The following summary is qualified in its entirety by reference to the Plan of Reorganization found in Exhibit A.

The Plan of Reorganization provides that substantially all of the assets and liabilities of the Existing Fund will be transferred to the New Fund in exchange for shares of the New Fund.  The shares of the New Fund issued to the Existing Fund will have an aggregate net asset value equal to the aggregate net asset value of the Existing Fund’s shares outstanding as of the close of trading on the New York Stock Exchange (“NYSE”) on the Closing Date (as defined in Exhibit A) of the Reorganization (the “Valuation Time”). Upon receipt by the Existing Fund of the shares of the New Fund, the Existing Fund will distribute New Fund shares to its shareholders and will be terminated as a series of the CCA Trust.

The distribution of the New Fund shares to the Existing Fund shareholders will be accomplished by opening new accounts on the books of the New Fund in the names of the Existing Fund shareholders and transferring to those shareholder accounts the shares of the New Fund.  Such newly-opened accounts on the books of New Fund will represent the respective pro rata number of shares of the New Fund that the Existing Fund is to receive under the terms of the Plan of Reorganization. See “Terms of the Reorganization” below.

Accordingly, as a result of the Reorganization, each Existing Fund shareholder will own shares of the New Fund with an aggregate net asset value equal to the aggregate net asset value of the shares of the Existing Fund that the shareholders owned immediately prior to the Reorganization.

No sales charge or fee of any kind will be assessed to the Existing Fund shareholders in connection with their receipt of shares of the New Fund in the Reorganization.

Terms of the Reorganization

Pursuant to the Plan of Reorganization, on the Closing Date, the Existing Fund will transfer to the New Fund all of its assets in exchange solely for shares of the New Fund.  The aggregate net asset value of the shares issued by the New Fund will be equal to the value of the assets of the Existing Fund transferred to the New Fund as of the Closing Date, as determined in accordance with the New Fund’s valuation procedures, net of the liabilities of the Existing Fund assumed by the New Fund. The Existing Fund expects to distribute the shares of the New Fund to its shareholders promptly after the Closing Date.  Thereafter, the Existing Fund will be terminated as a series of the CCA Trust.

 The Plan of Reorganization contains customary representations, warranties, and conditions.  The Plan of Reorganization may be terminated with respect to the Reorganization if, on the Closing Date, any of the required conditions have not been met or if the representations and warranties are not true or, if at any time before the Effective Time, the Board or an authorized officer of the CCA Trust or MSS determines the Reorganization is inadvisable.  The Plan of Reorganization may be terminated or amended by the mutual consent of the parties.

Reasons for the Reorganization

The factors considered by the Board with regard to the Reorganization include, but are not limited to, the following:

•

After the Reorganization, shareholders will be invested in a New Fund with an identical investment objective and principal investment strategies;

•

The portfolio management currently primarily responsible for managing the Existing Fund will manage the New Fund following the closing of the Reorganization;

•

Total expenses of the New Fund after the Reorganization will be [identical] to the current expenses of the Existing Fund;

•

The Reorganization is not expected to result in any tax consequence to the shareholders of the Existing Fund;

•

The Funds and their shareholders will not bear any of the costs of the Reorganization; and

•

The Existing Fund shareholders will receive New Fund shares with the same aggregate net asset value as their Existing Fund shares.

For these and other reasons, the Board concluded that, based upon the factors and determinations summarized above, consummation of the Reorganization is in the best interests of the Existing Fund and that the interests of the shareholders of the Existing Fund will not be diluted as a result of the Reorganization. The approval determinations were made on the basis of each Board member’s business judgment after consideration of all of the factors taken as a whole, though individual Board members may have placed different weight on various factors and assigned different degrees of materiality to various conclusions.

Federal Income Taxes

The combination of the Existing Fund and the New Fund in the Reorganization is intended to qualify for federal income tax purposes as a separate tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code").  If so, neither the Existing Fund nor its shareholders will recognize gain or loss as a result of the Reorganization.  The tax basis of the New Fund shares received will be the same as the basis of the Existing Fund shares exchanged and the holding period of the New Fund shares received will include the holding period of the Existing Fund shares exchanged, provided that the shares exchanged were held as capital assets at the time of the Reorganization.  No tax ruling from the Internal Revenue Service regarding the Reorganization has been requested.  Nevertheless, the sale of securities by the Existing Fund prior to the Reorganization, whether in the ordinary course of business or in anticipation of the Reorganization, could result in taxable capital gains distribution prior to the Reorganization.  Prior to the closing of the Reorganization, the Existing Fund will pay to its shareholders a cash distribution consisting of any undistributed investment company taxable income and/or any undistributed realized net capital gains, including any net gains realized from any sales of assets prior to the closings.  This distribution would be taxable to shareholders that are subject to tax.  Shareholders should consult their own tax advisors concerning the potential tax consequences of the Reorganization to them, including foreign, state and local tax consequences.

As of November 30, 2016, the Existing Fund had had short-term capital loss carryforwards, with no expiration date, of $1,615,592.

The final amount of unutilized capital loss carryover for the Existing Fund is subject to change and will not be determined until the time of the Reorganization.  After and as a result of the Reorganization, these capital loss carryforwards and the utilization of certain unrealized capital losses may be subject to limitations under applicable tax laws on the rate at which they may be used in the future to offset capital gains of the New Fund.  The Trustees took this factor into account in concluding that the proposed Reorganization would be in the best interests of shareholders.

Expenses of the Reorganization

The costs of the Reorganization will be borne by CCA.  The total cost of the Reorganization is expected to be approximately $10,000.

Continuation of Shareholder Accounts and Plans; Share Certificates

Upon consummation of the Reorganization, the New Fund will establish a position for each Existing Fund shareholder on the books of the New Fund containing the appropriate number of shares of the New Fund to be received in the Reorganization. No certificates for shares of the New Fund will be issued in connection with the Reorganization.

OTHER INFORMATION

Capitalization.

The following table sets forth, as of June 28, 2017: (i) the unaudited capitalization of each class of shares of the Existing Fund (ii) the hypothetical unaudited pro-forma capitalization of each class of shares of the New Fund, and (iii) the unaudited pro-forma combined capitalization of the New Fund assuming the Reorganization has been approved.  If the Reorganization is consummated, the capitalizations are likely to be different on the Closing Date as a result of daily share purchase and redemption activity in the Existing Fund and changes in NAV.

Shares of Fund	Net Assets	Adjustment for Reorganization Costs	Adjusted Net Assets	Adjusted Net Asset Value Per Share	Shares Outstanding
Existing Fund - Total
Institutional Class Shares	$32,648,386	None	$32,648,386	$11.62	2,808,796.185
New Fund –Proforma
	$32,648,386	None	$32,648,386	$11.62	2,808,796.185
Adjustment for Shares Outstanding
Combined Fund Proforma	$32,648,386	None	$32,648,386	$11.62	2,808,796.185

* Results may vary due to rounding

Shareholder Information.

As of the Record Date, there were 2,808,796.185 shares of the Existing Fund outstanding.  The following table indicates the dollar range of equity securities that each CCA Trust Trustee beneficially owned in the Existing Fund as of the Record Date:

Name of Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Brian S. Cohen	over $100,000	over $100,000
Matthew J. Hart	over $100,000	over $100,000
Eric Fleiss	between $5,000 and $10,000	between $5,000 and $10,000
Adam Checchi	over $100,000	over $100,000

As of the Record Date, no person was known by the Existing Fund to own beneficially or of record 5% or more of any class of shares of the Existing Fund except as follows:

Existing Fund Institutional Class

Record (R) or Beneficial (B) Owner Name and Address	Status	Number of Shares	Percentage Ownership of Class	Percentage Ownership of Fund
Charles Schwab & Company, Inc.	Beneficial	2,576,276.68	91.72%	91.72%
National Financial Services, LLC	Beneficial	202,736.56	7.23%	7.23%

As of the Record Date, there were no shareholders of the New Fund.

Shareholder Rights and Obligations

Each of MSS Series Trust and CCA Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  CCA Trust and MSS are each an Ohio business trust.  Under each Trust’s declaration of trust, the respective Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, from an unlimited number of series of shares.  The shares of each series of the Trusts have no preference as to conversion, exchange, dividends, retirement or other features, and have no preemptive rights.

With respect to each Fund, shares have equal dividend, distribution, liquidation, and voting rights, and fractional shares have those rights proportionately.

When issued in accordance with the provisions of their respective prospectuses (and, in the case of shares of New Fund, issued in the connection with the Reorganization), all shares are fully paid and non-assessable.

Shareholder Proposals

The Funds do not hold regular annual meetings of their shareholders. As a general matter, the New Fund does not intend to hold future regular annual or special meetings of its shareholders unless the election of directors is required by the 1940 Act.  Any shareholder who wishes to submit a proposal for consideration at a meeting of shareholders of either Fund should send such proposal to 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147.  To be considered for presentation at a shareholders’ meeting, rules promulgated by the SEC require that, among other things, a shareholder’s proposal must be received at the offices of the Fund at a reasonable time before a solicitation is made. Timely submission of a proposal does not necessarily mean that such proposal will be included.

EXHIBIT A

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is made as of July 6, 2017, among CCA INVESTMENTS TRUST, an Ohio statutory trust, with its principal place of business at 190 North Canon Drive, Suite 402, Beverly Hills, CA 90210 (“CCA Investments Trust”), on behalf of the CCA Aggressive Return Fund, a series of CCA Investments Trust (the “Existing Fund”); MSS SERIES TRUST, an Ohio business trust, with its principal place of business at 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147 (“Trust”), on behalf of CCA Aggressive Return Fund, a series of the Trust (the “New Fund”); and, solely for purposes of paragraph 6, CHECCHI CAPITAL ADVISERS, LLC, adviser to the New Fund (“Advisor”) (each of CCA Investments Trust and the Trust being sometimes referred to herein as an “Investment Company,” and each of Existing Fund and New Fund is sometimes referred to herein as a “Fund”).  Notwithstanding anything to the contrary contained herein, (1) the agreements, covenants, representations, warranties, actions, and obligations (collectively, “Obligations”) of and by each Fund -- and of and by the Investment Company of which that Fund is a series, on that Fund’s behalf -- shall be the Obligations of that Fund only, (2) all rights and benefits created hereunder in favor of a Fund shall inure to and be enforceable by the Investment Company of which that Fund is a series, on that Fund’s behalf, and (3) in no event shall any other series of an Investment Company or the assets thereof be held liable with respect to the breach or other default by a Fund or the Investment Company of its Obligations set forth herein.

The Trust and CCA Investments Trust wish to effect a reorganization described in section 368(a)(1) of the Internal Revenue Code of 1986, as amended (“Code”) (all “section” references are to the Code, unless otherwise noted), and each of them intends this Agreement to be, and adopts it as, a “plan of reorganization” within the meaning of the regulations under the Code (“Regulations”).  The reorganization will consist of Existing Fund’s changing its identity, form, and place of organization -- by converting from a series of the CCA Investments Trust to a series of the Trust -- by (1) the sale, assignment, conveyance, transfer, and delivery of all of the property and assets of the Existing Fund to the New Fund in exchange solely for (a) shares of beneficial interest (“shares”) of the New Fund, as described herein, and (b) the assumption by the New Fund of all liabilities of the Existing Fund, and (2) the subsequent distribution of those New Fund shares (which shall then constitute all of the assets of the Existing Fund) pro rata to the shareholders in exchange for their shares of the Existing Fund in complete liquidation thereof (for federal tax purposes), and (3) effectively terminating the Existing Fund, all on the terms and conditions set forth herein (collectively, the “Reorganization”).

Each Investment Company’s board of trustees (each, a “Board”), in each case including a majority of the trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (“1940 Act”)) (“Non-Interested Persons”) of either Investment Company, (1) has duly adopted and approved this Agreement and the transactions contemplated hereby, (2) has duly authorized performance thereof on its Fund’s behalf by all necessary Board action, and (3) has determined that participation in the Reorganization is in the best interests of the Fund that is a series thereof and that the interests of the shareholders will not be diluted as a result of the Reorganization.

Existing Fund’s issued and outstanding shares are currently in one class: Institutional Class shares (“Existing Fund Shares”).  New Fund will issue and have one class of [non-designated] shares (“New Fund Shares”).  The rights and obligations of Existing Fund Shares and New Fund Shares are substantially similar to each other.

In consideration of the mutual promises contained herein, the parties agree as follows:

1.  PLAN OF REORGANIZATION AND TERMINATION

1.1  Subject to the requisite approvals of Existing Fund’s shareholders and others and the terms and conditions set forth herein, Existing Fund shall assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 (“Assets”) to New Fund.  In exchange therefor, New Fund shall:

(a)

issue and deliver to Existing Fund the number of full and fractional (all references herein to “fractional” shares meaning fractions rounded to the third decimal place) New Fund Shares equal to the number of full and fractional Existing Fund Shares then outstanding; and

(b)

assume all of Existing Fund’s liabilities described in paragraph 1.3 (“Liabilities”).

Those transactions shall take place at the Closing (as defined in paragraph 2.1).

1.2  The Assets shall consist of all assets and property of every kind and nature -- including all cash, cash equivalents, securities, commodities, futures interests, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, and books and records -- Existing Fund owns at the Effective Time (as defined in paragraph 2.1) and any deferred and prepaid expenses shown as assets on Existing Fund’s books at that time.

1.3  The Liabilities shall consist of all of Existing Fund’s liabilities, debts, obligations, and duties of whatever kind and nature existing at the Effective Time, whether known or unknown, accrued or contingent, and whether or not arising in the ordinary course of business, determinable as of the Effective Time, or specifically referred to herein, excluding Reorganization Expenses (as defined in paragraph 3.3(f)) borne by the Advisor pursuant to paragraph 6).

1.4  At or before the Closing, New Fund shall redeem the Initial Shares (as defined in paragraph 5.5) for the price at which they are issued pursuant to that paragraph.  At the Effective Time (or as soon thereafter as is reasonably practicable), the Existing Fund shall distribute the New Fund Shares it receives pursuant to paragraph 1.1(a) to its shareholders of record determined at the Effective Time (each, a “Shareholder”), in proportion to their Existing Fund Shares then held of record and in constructive exchange therefor, and will completely liquidate (which shall be treated as a complete liquidation of the Existing Fund for federal tax purposes, within the meaning of section 1.368-2(m)(1)(iv) of the Regulations). That distribution shall be accomplished by the Trust’s transfer agent opening accounts on New Fund’s shareholder records in the names of the Shareholders and transferring those New Fund Shares to those accounts. Pursuant to that transfer, each Shareholder’s account shall be credited with the number of full and fractional New Fund Shares equal to the number of full and fractional Existing Fund Shares that Shareholder holds as of the Effective Time , by class (i.e., the account for each Shareholder that holds Existing Fund Shares shall be credited with the number of full and fractional New Fund Shares due that Shareholder). The aggregate net asset value (“NAV”) of New Fund Shares to be so credited to each Shareholder’s account shall equal the aggregate NAV of the Existing Fund Shares that Shareholder owned at the Effective Time.

1.5  Any transfer taxes payable on the issuance and transfer of New Fund Shares in a name other than that of the registered holder on Existing Fund’s shareholder records of the Existing Fund Shares actually or constructively exchanged therefor shall be paid by the transferee thereof, as a condition of that issuance and transfer.

1.6   This paragraph has been intentionally left blank.

1.7  Any reporting responsibility of Existing Fund to a public authority, including the responsibility for filing regulatory reports, tax returns, and other documents with the Securities and Exchange Commission (“Commission”), any state securities commission, any federal, state, and local tax authorities, and any other relevant regulatory authority, is and shall remain its responsibility up to and including the date on which it is terminated, except that New Fund shall be responsible for preparing and filing any Form N-Q or Form N-CSR (including the annual report to shareholders) if the fiscal period relating to such form ended prior to the Effective Time, but as of the Effective Time such form has not yet been filed.

1.8  After the Effective Time, Existing Fund shall not conduct any business except in connection with its dissolution and termination.  As soon as reasonably practicable after distribution of the New Fund Shares pursuant to paragraph 1.4, but in all events within six months after the Effective Time, (a) Existing Fund shall be terminated as a series of the Trust and (b) the Trust shall make all filings and take all other actions in connection therewith necessary and proper to effect Existing Fund’s complete dissolution.

2.  CLOSING AND EFFECTIVE TIME

2.1  Unless the Investment Companies agree otherwise, all acts necessary to consummate the Reorganization (“Closing”) shall be deemed to take place simultaneously as of immediately after the close of business (4:00 p.m., Eastern Time) on August 31, 2017, or such other date agreed to by the Parties for the Closing (“Effective Time”).  The Closing shall be held at the offices of MSS Series Trust, 8000 Town Center Drive, Suite 400, Broadview Heights, Ohio 44147 , or another place as to which the Investment Companies agree.

2.2  CCA Investments Trust shall direct the custodian of Existing Fund’s assets to deliver at the Closing a certificate of an authorized officer (“Certificate”) stating and verifying that (a) the Assets it holds will be transferred to the custodian of New Fund’s assets at the Effective Time and (b) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.  The Trust shall direct its fund accounting and pricing agent to deliver at the Closing a schedule detailing the information (including adjusted basis and holding period, by lot) concerning the Assets, including all portfolio securities, to be transferred by Existing Fund to New Fund accompanied by a Certificate as to the accuracy of that information.

2.3  CCA Investments Trust shall direct its transfer agent to deliver at the Closing to the Trust a Certificate verifying that Existing Fund’s shareholder records contain (a) each Shareholder’s name, address, and taxpayer identification number, (b) the number of full and fractional outstanding Existing Fund Shares, by class, that each such Shareholder owns at the Effective Time, (c) the dividend reinvestment elections, if any, applicable to each Shareholder, and (d) the backup withholding and nonresident alien withholding certifications, notices, or records on file with Existing Fund with respect to each Shareholder, all at the Effective Time.  The Trust shall direct its transfer agent to deliver, at or as soon as reasonably practicable after the Closing, (e) to the Trust, a Certificate as to the opening of accounts on New Fund’s shareholder records in the names of the Shareholders and (f) to CCA Investments Trust, a confirmation, or other evidence satisfactory to CCA Investments Trust, that the New Fund Shares to be credited to Existing Fund at the Effective Time have been credited to Existing Fund’s account on those records.

2.4  CCA Investments Trust shall direct its custodian to deliver to the Trust and Advisor, within five days before the Closing, a Certificate listing each security, by name of issuer and number of shares, that is carried on Existing Fund’s books, at an estimated fair market value provided by an authorized pricing vendor for Existing Fund.

2.5  At the Closing, each Investment Company shall deliver, on behalf of its Fund, as applicable, (a) bills of sale, checks, assignments, share certificates, receipts, and/or other documents the other Investment Company or its counsel reasonably requests and (b) a Certificate in form and substance satisfactory to the recipient, and dated the Effective Time, to the effect that the representations and warranties it made in this Agreement are true and correct at the Effective Time except as they may be affected by the transactions contemplated hereby.

3.  REPRESENTATIONS AND WARRANTIES

3.1  CCA Investments Trust, on Existing Fund’s behalf, represents and warrants to the Trust, on New Fund’s behalf, as follows:

(a)

CCA Investments Trust (1) is a statutory trust that is duly organized, validly existing, and in good standing under the laws of the State of Ohio (“Ohio Law”), and its Trust Instrument dated September 6, 2012, as amended (“CCA Investment Trust’s Declaration of Trust”), is on file with the Office of the Secretary of State of Ohio, (2) is duly registered under the 1940 Act as an open-end management company, and no proceeding has been instituted to suspend that registration, and (3) has the power to own all its properties and assets and to carry on its business as described in its current registration statement on Form N-1A;

(b)

Existing Fund is a duly established and designated series of CCA Investments Trust;

(c)

The execution, delivery, and performance of this Agreement have been duly authorized at the date hereof by all necessary action on the part of the CCA Investment Trust’s Board; and this Agreement constitutes a valid and legally binding obligation of CCA Investments Trust, with respect to Existing Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent transfer, reorganization, receivership, moratorium, and other laws affecting the rights and remedies of creditors generally and general principles of equity;

(d)

At the Effective Time, CCA Investments Trust, on behalf of the Existing Fund, will have good and marketable title to the Assets for Existing Fund’s benefit and full right, power, and authority to sell, assign, transfer, and deliver the Assets hereunder free of any liens or other encumbrances (except encumbrances on securities that are subject to “securities loans,” as referred to in section 851(b)(2), or that are restricted to resale by their terms); and on delivery and payment for the Assets, the Trust, on New Fund’s behalf, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including restrictions that might arise under the Securities Act of 1933, as amended (“1933 Act”);

(e)

CCA Investments Trust, with respect to Existing Fund, is not currently engaged in, and its execution, delivery, and performance of this Agreement and consummation of the Reorganization will not result in, (1) a conflict with or material violation of any provision of Ohio Law, CCA Investment Trust’s Declaration of Trust, or its By-Laws, or any agreement, indenture, instrument, contract, lease, or other undertaking (each, an “Undertaking”) to which CCA Investments Trust, on Existing Fund’s behalf, is a party or by which it is bound or (2) the acceleration of any obligation, or the imposition of any penalty, under any Undertaking, judgment, or decree to which CCA Investments Trust, on Existing Fund’s behalf, is a party or by which it is bound;

(f)

At or before the Effective Time, either (1) all material contracts and other commitments of Existing Fund (other than this Agreement and certain investment contracts, including options, futures, forward contracts, and swap agreements) will terminate, or (2) provision for discharge and/or New Fund’s assumption of any liabilities of Existing Fund thereunder will be made, without either Fund’s incurring any penalty with respect thereto and without diminishing or releasing any rights the Trust may have had with respect to actions taken or omitted or to be taken by any other party thereto before the Closing;

(g)

No litigation, administrative proceeding, action, or investigation of or before any court, governmental body, or arbitrator is presently pending or, to CCA Investments Trust’s knowledge, threatened against CCA Investments Trust, with respect to Existing Fund or any of its properties or assets attributable or allocable to Existing Fund, that, if adversely determined, would materially and adversely affect Existing Fund’s financial condition or the conduct of its business; and CCA Investments Trust, on Existing Fund’s behalf, knows of no facts that might form the basis for the institution of any such litigation, proceeding, action, or investigation and is not a party to or subject to the provisions of any order, decree, judgment, or award of any court, governmental body, or arbitrator that materially and adversely affects Existing Fund’s business or CCA Investments Trust’s ability to consummate the transactions contemplated hereby;

(h)

Existing Fund’s Statement of Assets and Liabilities, Schedule of Investments, Statement of Operations, and Statement of Changes in Net Assets (each, a “Statement”) at and for the fiscal year ended November 30, 2016, have been audited by BBD, LLP, an independent registered public accounting firm, and are in accordance with generally accepted accounting principles consistently applied in the United States (“GAAP”); and those Statements present fairly, in all material respects, Existing Fund’s financial condition at that date in accordance with GAAP and the results of its operations and changes in its net assets for the period(s) then ended, and there are no known contingent liabilities of Existing Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP at that date that are not disclosed therein;

(i)

Since November 30, 2016, there has not been any material adverse change in Existing Fund’s financial condition, assets, liabilities, or business, other than changes occurring in the ordinary course of business, or any incurrence by Existing Fund of indebtedness maturing more than one year from the date that indebtedness was incurred; for purposes of this subparagraph, a decline in NAV per Existing Fund Share due to declines in market values of securities Existing Fund holds, the discharge of Existing Fund liabilities, or the redemption of Existing Fund Shares by its shareholders shall not constitute a material adverse change;

(j)

All federal and other tax returns, dividend reporting forms, and other tax-related reports (collectively, “Returns”) of Existing Fund required by law to have been filed by the Effective Time (including any properly and timely filed extensions of time to file) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on those Returns shall have been paid or provision shall have been made for the payment thereof; to the best of the Trust’s knowledge, no such Return is currently under audit and no assessment has been asserted with respect to those Returns; and Existing Fund is in compliance in all material respects with all applicable Regulations pertaining to the reporting of dividends and other distributions on and redemptions of its shares and to withholding in respect thereof and is not liable for any material penalties that could be imposed thereunder;

(k)

Existing Fund is not classified as a partnership, and instead is classified as an association that is taxable as a corporation, for federal tax purposes and either has elected the latter classification by filing Form 8832 with the Internal Revenue Service (“IRS”) or is a “publicly traded partnership” (as defined in section 7704(b)) that is treated as a corporation; Existing Fund is an “investment company” (as defined in section 368(a)(2)(F)(iii)) and a “fund” (as defined in section 851(g)(2), eligible for treatment under section 851(g)(1)); Existing Fund has elected to be, and for each taxable year of its operation (including its current taxable year) has met (and for that year will meet) the requirements of Part I of Subchapter M of Chapter 1 of Subtitle A of the Code (“Subchapter M”) for qualification and treatment as, a “regulated investment company” (“RIC”) and has been (and for that year will be) eligible to and has computed (and for that year will compute) its federal income tax under section 852; Existing Fund has not at any time since its inception been liable for, and is not now liable for, any material income or excise tax pursuant to sections 852 or 4982; and Existing Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

(l)

All issued and outstanding Existing Fund Shares are, and at the Effective Time will be, duly and validly issued and outstanding, fully paid, and non-assessable by CCA Investments Trust [and have been offered and sold in every state and the District of Columbia] in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; all issued and outstanding Existing Fund Shares will, at the Effective Time, be held by the persons and in the amounts set forth on Existing Fund’s shareholder records, as provided in paragraph 2.3; and Existing Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Existing Fund Shares, nor are there outstanding any securities convertible into any Existing Fund Shares;

(m)

Existing Fund incurred the Liabilities, which are associated with the Assets, in the ordinary course of its business;

(n)

 Existing Fund is not under the jurisdiction of a court in a “title 11 or similar case” (as defined in section 368(a)(3)(A));

(o)

Not more than 25% of the value of Existing Fund’s total assets (excluding cash, cash items, and Government securities) is invested in the stock and securities of any one issuer, and not more than 50% of the value of those assets is invested in the stock and securities of five or fewer issuers; provided that a proportionate share of the assets of any RIC in which Existing Fund invests (and not the securities issued by the RIC itself) shall be taken into account for this purpose;

(p)

Existing Fund’s current prospectus and statement of additional information (1) conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and (2) at the date on which they were issued did not contain, and as supplemented by any supplement thereto dated prior to or at the Effective Time do not contain, any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(q)

The information to be furnished by CCA Investments Trust for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents filed or to be filed with any federal, state, or local regulatory authority (including the Financial Industry Regulatory Authority, Inc. (“FINRA”)) that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities laws and other laws and regulations; and the N-14 (as defined in paragraph 3.3(a)) will, at the Effective Time, with respect to information furnished by CCA Investments Trust, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(r)

The CCA Investments Trust’s Declaration of Trust permits CCA Investments Trust to vary its shareholders’ investment; CCA Investments Trust does not have a fixed pool of assets; each series thereof (including Existing Fund) is a managed portfolio of securities; and CCA has the authority to buy and sell securities for Existing Fund;

(s)

Existing Fund’s investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in its prospectus, except as previously disclosed in writing to the Trust; and

(t)

The New Fund Shares to be delivered hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms hereof.

3.2  The Trust, on New Fund’s behalf, represents and warrants to CCA Investments Trust, on Existing Fund’s behalf, as follows:

(a)

The Trust (1) is a business trust that is duly organized, validly existing, and in good standing under the laws of the State of Ohio (“Ohio Law”), and its Agreement and Declaration of Trust, dated July 12, 2006, as most recently amended on November 28, 2016. (“Trust’s Declaration of Trust”), is on file with the Office of the Secretary of State of Ohio, (2) is duly registered under the 1940 Act as an open-end management company, and no proceeding has been instituted to suspend that registration, and (3) has the power to own all its properties and assets and to carry on its business as described in its current registration statement on Form N-1A;

(b)

As of the Effective Time, New Fund will be a duly established and designated series of the Trust; and New Fund has not commenced operations and will not do so until after the Closing;

(c)

The execution, delivery, and performance of this Agreement have been duly authorized at the date hereof by all necessary action on the part of the Trust’s Board; and this Agreement constitutes a valid and legally binding obligation of the Trust, with respect to New Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent transfer, reorganization, receivership, moratorium, and other laws affecting the rights and remedies of creditors generally and general principles of equity;

(d)

Before the Closing, there will be no (1) issued and outstanding New Fund Shares, (2) options, warrants, or other rights to subscribe for or purchase any New Fund Shares, (3) securities convertible into any New Fund Shares, or (4) any other securities issued by New Fund, except the Initial Shares. All of the New Fund Shares to be issued and delivered to the Trust, for the account of the Shareholders, pursuant to this Agreement, will on the Closing have been duly authorized and, when so issued and delivered, will be duly and validly and legally issued New Fund Shares and be fully paid and non-assessable by the Trust;

(e)

No consideration other than New Fund Shares (and New Fund’s assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;

(f)

The Trust, with respect to New Fund, is not currently engaged in, and its execution, delivery, and performance of this Agreement and consummation of the Reorganization will not result in, (1) a conflict with or material violation of any provision of Ohio Law, the Trust’s Declaration of Trust, or its By-Laws, or any Undertaking to which the Trust, on New Fund’s behalf, is a party or by which it is bound or (2) the acceleration of any obligation, or the imposition of any penalty, under any Undertaking, judgment, or decree to which the Trust, on New Fund’s behalf, is a party or by which it is bound;

(g)

No litigation, administrative proceeding, action, or investigation of or before any court, governmental body, or arbitrator is presently pending or, to the Trust’s knowledge, threatened against the Trust, with respect to New Fund or any of its properties or assets attributable or allocable to New Fund, that, if adversely determined, would materially and adversely affect New Fund’s financial condition or the conduct of its business; and the Trust, on New Fund’s behalf, knows of no facts that might form the basis for the institution of any such litigation, proceeding, action, or investigation and is not a party to or subject to the provisions of any order, decree, judgment, or award of any court, governmental body, or arbitrator that materially and adversely affects New Fund’s business or the Trust’s ability to consummate the transactions contemplated hereby;

(h)

New Fund is not (and will not be) classified as a partnership, and instead is (and will be) classified as an association that is taxable as a trust, for federal tax purposes and either will elect the latter classification by filing Form 8832 with the IRS or is (and will be) a “publicly traded partnership” (as defined in section 7704(b)) that is treated as a corporation; New Fund will be an “investment company” (as defined in section 368(a)(2)(F)(iii)) and a “fund” (as defined in section 851(g)(2), eligible for treatment under section 851(g)(1)) and has not taken and will not take any steps inconsistent with its qualification as such or its qualification and eligibility for treatment as a RIC under sections 851 and 852; New Fund will meet the requirements of Part I of Subchapter M for qualification as a RIC, and will be eligible to and will compute its federal income tax under section 852, for its taxable year in which the Reorganization occurs; and New Fund intends to continue to meet all those requirements, and to be eligible to and to so compute its federal income tax, for its next taxable year;

(i)

There is no plan or intention for New Fund to be dissolved or merged into another business trust or a statutory trust or corporation or any “fund” thereof (as defined in section 851(g)(2)) following the Reorganization;

(j)

Assuming the truthfulness and correctness of CCA Investments Trust’s representation and warranty in paragraph 3.1(o), immediately after the Reorganization (1) not more than 25% of the value of New Fund’s total assets (excluding cash, cash items, and Government securities) will be invested in the stock and securities of any one issuer and (2) not more than 50% of the value of those assets will be invested in the stock and securities of five or fewer issuers;

(k)

Immediately after the Effective Time, New Fund will not be under the jurisdiction of a court in a “title 11 or similar case” (as defined in section 368(a)(3)(A));

(l)

The information to be furnished by the Trust for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents filed or to be filed with any federal, state, or local regulatory authority (including FINRA) that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities laws and other laws and regulations; and the N-14 will, at the Effective Time, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading; and

(m)

The Trust’s Declaration of Trust permits the Trust to vary its shareholders’ investment; the Trust does not have a fixed pool of assets; each series thereof is (and New Fund, on commencement of its operations, will be) a managed portfolio of securities; and Advisor, will have the authority to buy and sell securities for the New Fund.

3.3  CCA Investments Trust, on behalf of the Existing Fund, and the Trust, on behalf of the New Fund, respectively, hereby further represent and warrant to each other as follows:

(a)

No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended, the 1940 Act, or state securities laws, and no consents, approvals, authorizations, or orders of any court are required, for its execution or performance of this Agreement on either Fund’s behalf, except for (1) the Trust’s filing with the Commission of a Combined Information Statement/Prospectus (and related documents) on Form N-14 relating to the Reorganization and the New Fund Shares issuable hereunder, and any supplement or amendment thereto, (“N-14”), and (2) consents, approvals, authorizations, and filings that have been made or received or may be required after the Effective Time;

(b)

The fair market value of the New Fund Shares each Shareholder receives will be equal to the fair market value of its Existing Fund Shares it actually or constructively surrenders in exchange therefor;

(c)

The Shareholders will pay their own expenses (such as fees of personal investment or tax advisors for advice regarding the Reorganization), if any, incurred in connection with the Reorganization;

(d)

The fair market value of the Assets on a going concern basis will equal or exceed the Liabilities to be assumed by New Fund and those to which the Assets are subject; and the value of Existing Fund’s net assets will equal (1) the value of the Assets computed immediately after the close of regular trading on the New York Stock Exchange and Existing Fund’s declaration of dividends and/or other distributions, if any, on the date of the Closing, using the valuation procedures set forth in CCA Investments Trust’s then-current prospectus and statement of additional information for Existing Fund and valuation procedures established by CCA Investments Trust’s Board, less (2) the amount of the Liabilities at that time, with the computation of all such amounts being made by or under the direction of Mutual Shareholder Services, LLC or, in the case of securities subject to fair valuation, in accordance with those valuation procedures;

(e)

None of the compensation received by any Shareholder who or that is an employee of or service provider to Existing Fund will be separate consideration for, or allocable to, any of the Existing Fund Shares that Shareholder holds; none of the New Fund Shares any such Shareholder receives will be separate consideration for, or allocable to, any employment agreement, investment advisory agreement, or other service agreement; and the compensation paid to any such Shareholder will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm’s-length for similar services;

(f)

No expenses incurred by Existing Fund or on its behalf in connection with the Reorganization will be paid or assumed by New Fund, Advisor, or any other third party unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) (“Reorganization Expenses”), and no cash or property other than New Fund Shares will be transferred to Existing Fund or any of its shareholders with the intention that it be used to pay any expenses (even Reorganization Expenses) thereof;

(g)

There will be no dissenters to the Reorganization under the applicable provisions of Ohio Law, and New Fund will not pay cash in lieu of fractional New Fund Shares in connection with the Reorganization;

(h)

The Reorganization is being undertaken for bona fide business purposes (and not a purpose to avoid federal income tax); and

(i)

The principal purpose of New Fund’s assumption of the Liabilities is a bona fide business purpose and is not avoidance of federal income tax on the transaction.

4.  COVENANTS

4.1  The Trust and CCA Investments Trust each covenants to take all action necessary to obtain approval of the transactions contemplated hereby.

4.2  The Trust and CCA Investments Trust each covenants to prepare the N-14 in compliance with applicable federal and state securities laws.

4.3  The Trust and CCA Investments Trust each covenants that it will, from time to time, as and when requested by the other, execute and deliver or cause to be executed and delivered all assignments and other instruments, and will take or cause to be taken any further action(s), it deems necessary or desirable in order to vest in, and confirm to, (a) the, on New Fund’s behalf, title to and possession of all the Assets, and (b) CCA Investments Trust, on Existing Fund’s behalf, title to and possession of the New Fund Shares to be delivered hereunder, and otherwise to carry out the intent and purpose hereof.

4.4  The Trust and CCA Investments Trust each covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and applicable state securities laws it deems appropriate to commence and continue New Fund’s operations after the Effective Time.

4.5  Subject to this Agreement, the Trust and CCA Investments Trust each covenants to take or cause to be taken all actions, and to do or cause to be done all things, reasonably necessary, proper, or advisable to consummate and effectuate the transactions contemplated hereby.

5.  CONDITIONS PRECEDENT

Each Investment Company’s obligations hereunder shall be subject to (a) performance by the other Investment Company of all its obligations to be performed hereunder at or before the Closing, (b) all representations and warranties of the other Investment Company contained herein being true and correct in all material respects at the date hereof and, except as they may be affected by the transactions contemplated hereby, at the Effective Time, with the same force and effect as if made at that time, and (c) the following further conditions that, at or before that time:

5.1  This Agreement and the transactions contemplated hereby shall have been duly adopted and approved by the Trust’s Board, on behalf of New Fund, and by the CCA Investments Trust’s Board, on behalf of Existing Fund;

5.2  All necessary filings shall have been made with the Commission and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit the parties to carry out the transactions contemplated hereby.  The N-14 shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued, and, to the Trust’s best knowledge, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened, or contemplated under the 1933 Act or the 1940 Act.  The Commission shall not have issued an unfavorable report with respect to the Reorganization under section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under section 25(c) of the 1940 Act.  All consents, orders, and permits of federal, state, and local regulatory authorities (including the Commission and state securities authorities) either Investment Company deems necessary to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain same would not involve a risk of a material adverse effect on either Fund’s assets or properties;

5.3  At the Effective Time, no action, suit, or other proceeding shall be pending (or, to either Investment Company’s best knowledge, threatened to be commenced) before any court, governmental agency, or arbitrator in which it is sought to enjoin the performance of, restrain, prohibit, affect the enforceability of, or obtain damages or other relief in connection with, the transactions contemplated hereby;

5.4  The Investment Companies shall have received an opinion of Thompson Hine LLP (“Counsel”) as to the federal income tax consequences mentioned below (“Tax Opinion”).  In rendering the Tax Opinion, Counsel may rely as to factual matters, exclusively and without independent verification, on the representations and warranties made in this Agreement, which Counsel may treat as representations and warranties made to it (which, notwithstanding paragraph 7, shall survive the Closing), and in separate letters, if requested, addressed to it.  The Tax Opinion shall be substantially to the effect that – based on the facts and assumptions mentioned therein and conditioned on those representations and warranties’ being true and complete as of the Effective Time and consummation of the Reorganization in accordance with this Agreement (without the waiver or modification of any terms or conditions hereof and without taking into account any amendment hereof that Counsel has not approved) – for federal income tax purposes:

(a)

New Fund’s acquisition of the Assets in exchange solely for New Fund Shares and its assumption of the Liabilities, followed by Existing Fund’s distribution of those shares pro rata to the Shareholders actually or constructively in exchange for their Existing Fund Shares and in complete liquidation of Existing Fund, will qualify as a “reorganization” (as defined in section 368(a)(1)), and each Fund will be “a party to a reorganization” (within the meaning of section 368(b));

(b)

Existing Fund will recognize no gain or loss on the transfer of the Assets to New Fund in exchange solely for New Fund Shares and New Fund’s assumption of the Liabilities or on the subsequent distribution of those shares to the Shareholders in exchange for their Existing Fund Shares;

(c)

New Fund will recognize no gain or loss on its receipt of the Assets in exchange solely for New Fund Shares and its assumption of the Liabilities;

(d)

New Fund’s basis in each Asset will be the same as Existing Fund’s basis therein immediately before the Reorganization, and New Fund’s holding period for each Asset will include Existing Fund’s holding period therefor (except where New Fund’s investment activities have the effect of reducing or eliminating an Asset’s holding period);

(e)

A Shareholder will recognize no gain or loss on the exchange of all its Existing Fund Shares solely for New Fund Shares pursuant to the Reorganization;

(f)

A Shareholder’s aggregate basis in the New Fund Shares it receives in the Reorganization will be the same as the aggregate basis in its Existing Fund Shares it actually or constructively surrenders in exchange for those New Fund Shares, and its holding period for those New Fund Shares will include, in each instance, its holding period for those Existing Fund Shares, provided the Shareholder holds them as capital assets as of the Effective Time; and

(g)

The New Fund will succeed to and take into account the items of the Existing Fund described in section 381(c), subject to the conditions and limitations specified in sections 381, 382, 383 and 384 and the Treasury Regulations thereunder.

Notwithstanding the foregoing, the Tax Opinion may state that no opinion is expressed regarding: (i) whether either the Existing Fund or the New Fund qualifies or will qualify as a RIC; (ii) the federal income tax consequences of the payment of Reorganization expenses by Advisor and CCA, except in relation to the qualification of the transfer of the Assets to the New Fund in exchange solely for New Fund Shares and New Fund’s assumption of the liabilities, and the distribution of those New Fund Shares to the Shareholders, as a reorganization under section 368(a); (iii) whether any federal income tax will be imposed or required to be withheld under the Foreign Investment in Real Property Tax Act of 1980 with respect to any Shareholder that is a foreign person; (iv) the effect of the Reorganization on the Existing Fund with respect to any Asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting (including under section 1256); (v) the effect of the Reorganization on any Shareholder that is required to recognize unrealized gains or losses for federal income tax purposes under a mark-to-market system of accounting; (vi) whether accrued market discount, if any, on any market discount bonds held by the Existing Fund will be required to be recognized as ordinary income under section 1276 as a result of the Reorganization; (vii) whether any gain or loss will be required to be recognized with respect to any Asset that constitutes stock in a passive foreign investment company (within the meaning of section 1297(a)); and (viii) any state, local or foreign tax consequences of the Reorganization.

5.5  Before the Closing, the Trust’s Board shall have authorized the issuance of, and the Trust shall have issued, one New Fund Share of each class (“Initial Shares”) to the Advisor or an affiliate thereof, in consideration of the payment of $10.00 (or other amount that Board determines) apiece, to take whatever action it may be required to take as New Fund’s sole shareholder pursuant to paragraph 5.6;

5.6  The Trust shall have entered into, or adopted, as appropriate, an investment management agreement and other agreements and plans necessary for New Fund’s operation as a series of an open-end management investment company.  Each such agreement and plan shall have been approved by the Trust’s Board and, to the extent required by law (as interpreted by Commission staff positions), by its trustees who are Non-Interested Persons thereof and by the Advisor or its affiliate as New Fund’s sole shareholder; and

5.7  At any time before the Closing, the Trust or CCA Investments Trust may waive any of the foregoing conditions (except those set forth in paragraphs 5.1, 5.2, 5.3, and 5.4) if, in the judgment of its Board, that waiver will not have a material adverse effect on its Fund’s shareholders’ interests.

6.  EXPENSES

Subject to complying with the representation and warranty contained in paragraph 3.3(f), CCA shall bear the entirety of the total Reorganization Expenses.  The Reorganization Expenses include (1) costs associated with obtaining any necessary order of exemption from the 1940 Act, preparing and filing Existing Fund’s prospectus supplements and the N-14, and printing and distributing New Fund’s prospectus and the N-14, (2) legal and accounting fees, (3) transfer taxes for foreign securities, and (4) any and all incremental Blue Sky fees.  Notwithstanding the foregoing, expenses shall be paid by the Fund directly incurring them if and to the extent that the payment thereof by another person would result in that Fund’s disqualification as a RIC or would prevent the Reorganization from qualifying as a tax-free reorganization.

7.  ENTIRE AGREEMENT; NO SURVIVAL

CCA Investments Trust, on behalf of the Existing Fund, and the Trust, on behalf of the New Fund, have not made any representation, warranty, or covenant not set forth herein, and this Agreement constitutes the entire agreement of CCA Investments Trust, on behalf of the Existing Fund, and the Trust on behalf of the New Fund.  The representations, warranties, and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall not survive the Closing.

8.  TERMINATION

This Agreement may be terminated at any time at or before the Closing by the Investment Companies’ mutual agreement or by resolution of either the CCA Investments Trust’s Board, on behalf of the Existing Fund, or the Trust’s Board, on behalf of the New Fund, (a) if circumstances should develop that, in the opinion of that Board, make proceeding with this Agreement inadvisable with respect to its Fund, (b) in the event of the other Investment Company’s material breach of any representation, warranty, or covenant contained herein to be performed at or before the Closing, (c) if a condition to its obligations has not been met and it reasonably appears that that condition will not or cannot be met, (d) if a governmental body issues an order, decree, or ruling having the effect of permanently enjoining, restraining, or otherwise prohibiting consummation of the Reorganization, or (e) if the Closing has not occurred on or about August 31, 2017, or such other date as to which the Investment Companies agree. Any such termination resolution will be effective when made. In the event of termination by mutual agreement or pursuant to clauses (d) or (e), neither Investment Company (nor its trustees, officers, or shareholders) shall have any liability to the other Investment Company.

9.  AMENDMENTS

This Agreement may be amended, modified, or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Trust, on behalf of the Existing Fund, and of the Trust, on behalf of the New Fund.

10.  SEVERABILITY

Any term or provision hereof that is invalid or unenforceable in any jurisdiction shall, as to that jurisdiction, be ineffective to the extent of that invalidity or unenforceability without rendering invalid or unenforceable the remaining terms and provisions hereof or affecting the validity or enforceability of any of the terms and provisions hereof in any other jurisdiction.

11.  MISCELLANEOUS

11.1  This Agreement shall be governed by and construed in accordance with the laws of the State of Ohio, without giving effect to principles of conflicts of laws; provided that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.

11.2  Nothing expressed or implied herein is intended or shall be construed to confer on or give any person, firm, trust, or corporation other than the Trust, on New Fund’s behalf, or CCA Investments Trust, on Existing Fund’s behalf, and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

11.3  Notice is hereby given that this instrument is executed and delivered on behalf of each Investment Company’s trustees solely in their capacities as trustees, and not individually, and that each Investment Company’s obligations under this instrument are not binding on or enforceable against any of its trustees, officers, shareholders, or series other than the Fund that is a series thereof but are only binding on and enforceable against its property attributable to and held for the benefit of such Fund (“Fund’s Property”) and not its property attributable to and held for the benefit of any other series thereof.  Each Investment Company, in asserting any rights or claims under this Agreement on its or its Fund’s behalf, shall look only to the other Fund’s Property in settlement of those rights or claims and not to the property of any other series of the other Investment Company or to those trustees, officers, or shareholders.

11.4   This Agreement may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more counterparts have been executed by CCA Investments Trust, on behalf of Existing Fund, and the Trust, on behalf of New Fund.  The headings contained herein are for reference purposes only and shall not affect in any way the meaning or interpretation hereof.

[Signature Page to Follow]

IN WITNESS WHEREOF, each party has caused this Agreement to be executed and delivered by its duly authorized officer as of the day and year first written above.

CCA INVESTMENTS TRUST, on behalf of its series, CCA AGGRESSIVE RETURN FUND

By:

Name: Adam D. Checchi

Title:  President

MSS SERIES TRUST, on behalf of its series, CCA AGGRESSIVE RETURN FUND

By:

Name: Gregory Getts

Title:  President

For purposes of paragraph 6 only:

CHECCHI CAPITAL ADVISERS, LLC

By:

Name:  Adam D. Checchi

Title: Managing Director

1

EXHIBIT B - FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Existing Fund’s financial performance for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the tables reflect the rates an investment in the Fund would have earned (or lost), assuming reinvestment of all dividends and distributions. The following information for the fiscal years ended November 30 has been derived from the Fund’s financial statements, which have been audited by BBD, LLP, an independent registered public accounting firm. It is an integral part of the Fund’s audited financial statements included in the Fund’s Annual Report to shareholders and incorporated by reference into the Statement of Additional Information. This should be read in conjunction with those financial statements.

CCA Aggressive Return Fund - Institutional Class
Financial Highlights
Selected data for a share outstanding throughout each period.

	Year Ended			Period Ended (a)
	11/30/2016	11/30/2015	11/30/2014	11/30/2013

Net Asset Value, at Beginning of Period	$ 9.94	$ 11.72	$ 11.46	$ 10.00

Income From Investment Operations:
Net Investment Income *	0.02	0.11	0.21	0.07
Net Gain (Loss) on Investments (Realized and Unrealized)	0.45	(1.72) (f)	0.44 (f)	1.39 (f)
Total from Investment Operations	0.47	(1.61)	0.65	1.46

Distributions:
Net Investment Income	(0.10)	(0.17)	(0.05)	-
Net Realized Gains	-	-	(0.34)	-
Total from Distributions	(0.10)	(0.17)	(0.39)	-

Redemption Fees	-	-	- †	- †

Net Asset Value, at End of Period	$ 10.31	$ 9.94	$ 11.72	$ 11.46

Total Return **	4.83%	(13.92)%	5.73%	14.60% (b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 20,859	$ 20,475	$ 21,929	$ 11,223
Before Waiver
Ratio of Expenses to Average Net Assets (d)	1.63%	1.63%	1.99%	2.99% (c)
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	(0.48)%	0.23%	0.71%	(1.38)% (c)
After Waiver
Ratio of Expenses to Average Net Assets (d)	0.90%	0.90%	0.90%	0.90% (c)
Ratio of Net Investment Income to Average Net Assets (d) (e)	0.24%	0.96%	1.80%	0.71% (c)
Portfolio Turnover	520%	457%	352%	370% (b)

(a) The CCA Aggressive Return Fund Institutional Class commenced investment operations on December 26, 2012.

(b) Not annualized.

(c) Annualized.

(d) Does not include expenses of underlying investment companies in which the Fund invests.

(e) Recognition of investment income by the Fund is affected by the timing of the declaration of dividends by underlying investment companies in which the Fund invests.

(f) The amount of net gain or loss on investments (both realized and unrealized) per share does not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Fund shares during the period.

† Amount is less than $0.005.

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Returns would have been lower had advisor not reimbursed expenses/waived fees during the period.

2

STATEMENT OF ADDITIONAL INFORMATION

August 7, 2017

CCA AGGRESSIVE RETURN FUND

a series of CCA Investments Trust

AND

CCA AGGRESSIVE RETURN FUND

a series of MSS Series Trust

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

1-800-287- 9820

This Statement of Additional Information is not a prospectus but should be read in conjunction with the Information Statement/Prospectus dated, August 7, 2017 (the “Combined Prospectus/Information Statement”) for the CCA Aggressive Return Fund, a series of CCA Investments Trust (the "Existing Fund") and CCA Aggressive Return Fund, a series of MSS Series Trust.  Copies of the Combined Prospectus/Information Statement may be obtained at no charge by writing to MSS Series Trust at 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147 or calling 1-800-287- 9820.  Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Information Statement/Prospectus.

Further information about the Existing Fund is contained in and incorporated by reference to the Statement of Additional Information for CCA Investments Trust date March 29, 2017, as supplemented May 19, 2017. The audited financial statements and related independent registered public accountants' report for CCA Investments Trust contained in the Annual Report to Shareholders for the fiscal year ended November 30, 2016 are incorporated herein by reference. Copies are available upon request and without charge by calling 1-800-595-4866

The Statement of Additional Information for the New Fund is not yet effective and is subject to completion. The New Fund has not yet commenced operations and, therefore, has not produced shareholder reports.

INTRODUCTION

The proposed transaction, if approved by shareholders, will result in: (i) the transfer of all of the assets and liabilities of the Existing Fund in exchange for shares of the New Fund; and (ii) the distribution of shares of the New Fund so received to shareholders of the Existing Fund.

Under the Reorganization, the Existing Fund is proposed to be reorganized into the New Fund.

Pro forma financial information has not been prepared for the Reorganization because the Existing Fund will be reorganized into the newly-organized New Fund with no assets and liabilities that will commence investment operations upon completion of the Reorganization and continue the operations of the Existing Fund.

3

Part C

Other Information

ITEM 15.  Indemnification

Article VI of the Registrant’s Declaration of Trust provides for indemnification of officers and Trustees as follows:

Section 6.6 Indemnification Not Exclusive, etc. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, “Covered Person” shall include such person’s heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover the advisor, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

In so far as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16.   Exhibits

(1)   Declaration of Trust.  (i) Registrant’s Declaration of Trust is hereby incorporated by reference to Exhibit 23(a) to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission (“SEC”) on July 12, 2006.

(ii) Amendment No.1 to the Registrant’s Declaration of Trust is hereby incorporated by reference to Exhibit 23(a)(ii) to the Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed with the SEC on September 1, 2006.

(iii) Amendment No. 2 to the Registrant’s Declaration of Trust is hereby incorporated by reference to Exhibit 23(a)(iii) to the Registrant’s Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed with the SEC on June 11, 2007.

(iv) Amendment No. 3 to the Registrant’s Declaration of Trust is hereby incorporated by reference to Exhibit 23(a)(iv) to the Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A filed with the SEC on November 10, 2008.

(v) Amendment No. 4 to the Registrant’s Declaration of Trust is filed herewith.

.

4

(2)  By-laws. Registrant’s By-Laws are hereby incorporated by reference to Exhibit 23(b) to the Registrant’s Registration Statement on Form N-1A filed with the SEC on July 12, 2006.

(3)   Not applicable.

(4)   Plan of Reorganization, dated July 6, 2017, is included as Exhibit A.

(5)   Instruments Defining Rights of Security Holders. None (other than the Declaration of Trust and By-laws of Registrant).

(6)   Management Agreements.

(i)	Management Agreement between the Trust on behalf of the CCA Aggressive Return Fund and the Adviser is filed herewith.
(ii)	Expense Limitation Agreement between the Adviser and the Trust on behalf of the CCA Aggressive Return Fund, is filed herewith.

(7)(a)  The form of Tri-Party Agreement for Distribution Services among the Trust, CCA, and Arbor Court Capital , is filed herewith.

(8) None

(9)(a)  Custody Agreement with US Bancorp Fund Services, LLC is filed herewith.

(10) Rule 12b-1 Plan.  None.

(11) Opinion and consent of Thompson Hine LLP is filed herewith.

(12) None

(13)  Other Material Agreements.

 (i) Transfer Agent Agreement with Mutual Shareholder Services, LLC (CCA Aggressive Return Fund) is filed herewith.

 (ii) Accounting Services Agreement with Mutual Shareholder Services, LLC (CCA Aggressive Return Fund) is filed herewith.

(iii) Administration Agreement with Empirical Administration, LLC (CCA Aggressive Return Fund) is filed herewith

 (iv) Chief Compliance Officer Agreement with Empirical Administration (CCA Aggressive Return Fund) is filed herewith.

(v) Line of Credit Agreement (CCA Aggressive Return Fund) is filed herewith.

(14)   Consent of BBD, LLP is filed herewith.

(15)    None.

(16)    Powers of Attorney.  None.

ITEM 17.  Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an

5

underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

6

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement on N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Broadview Heights, State of Ohio, on the 7th day of July, 2017.

MSS SERIES TRUST (Registrant)

By:
Gregory B. Getts President of the Trust

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the 7th day of July, 2017.

MSS Series Trust

________________________________________

Greg Getts, President (Principal Executive Officer) and Trustee

___________________________________________

Brandon Pokersnik (Principal Financial Officer)

___________________________________________

Paul Rode, Independent Trustee

____________________________________________

Michael Young, Independent Trustee

7

Exhibits

(1)       Amendment No. 4 to the Declaration of Trust

(6)(i) Management Agreement between the Trust and the Adviser (6)(ii) Expense Limitation Agreement between the Adviser and the Trust on behalf of the CCA Aggressive Return Fund

(7)(a)  Form of  Tri-Party Agreement for Distribution Services among the Trust, CCA, and Arbor Court Capital

(9)(a)  Custody Agreement with US Bancorp Fund Services, LLC

(11)

Opinion and Consent of Thompson Hine, LLP

(13)

Other Material Agreements.

(i) Transfer Agent Agreement between the Trust (CCA Aggressive Return Fund) and Mutual Shareholder Services, LLC

(ii) Accounting Services Agreement between the Trust (CCA Aggressive Return Fund) and Mutual Shareholder Services, LLC

(iii) Administrative Services Agreement between the Trust and with Empirical Administration, LLC

  (iv) Chief Compliance Officer Agreement between the Trust and Empirical Administration (CCA Aggressive Return Fund)

(v) Form of Line of Credit Agreement

(14)

Consent of BBD, LLP

8